UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

AMG FUNDS II

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2023 – JUNE 30, 2023

                                           (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2023

AMG GW&K ESG Bond Fund

Class N: MGFIX | Class I: MGBIX

AMG GW&K Enhanced Core Bond ESG Fund

Class N: MFDAX | Class I: MFDSX | Class Z: MFDYX

AMG GW&K High Income Fund

Class N: MGGBX | Class I: GWHIX

AMG GW&K Municipal Bond Fund

Class N: GWMTX | Class I: GWMIX

AMG GW&K Municipal Enhanced Yield Fund

Class N: GWMNX | Class I: GWMEX | Class Z: GWMZX

amgfunds.com |	063023	SAR088

AMG Funds Semi-Annual Report — June 30, 2023 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first section of the following table provides information about the actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2023	Expense Ratio for the Period	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Expenses Paid During the Period*

AMG GW&K ESG Bond Fund

Based on Actual Fund Return

Class N	0.68%	$1,000	$1,029	$3.42

Class I	0.48%	$1,000	$1,030	$2.42

Based on Hypothetical 5% Annual Return

Class N	0.68%	$1,000	$1,021	$3.41

Class I	0.48%	$1,000	$1,022	$2.41

AMG GW&K Enhanced Core Bond ESG Fund

Based on Actual Fund Return

Class N	0.73%	$1,000	$1,025	$3.67

Class I	0.56%	$1,000	$1,027	$2.81

Class Z	0.48%	$1,000	$1,027	$2.41

Based on Hypothetical 5% Annual Return

Class N	0.73%	$1,000	$1,021	$3.66

Class I	0.56%	$1,000	$1,022	$2.81

Class Z	0.48%	$1,000	$1,022	$2.41

AMG GW&K High Income Fund

Based on Actual Fund Return

Class N	0.84%	$1,000	$1,037	$4.24

Class I	0.64%	$1,000	$1,038	$3.23

Based on Hypothetical 5% Annual Return

Class N	0.84%	$1,000	$1,021	$4.21

Class I	0.64%	$1,000	$1,022	$3.21

Six Months Ended June 30, 2023	Expense Ratio for the Period	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Expenses Paid During the Period*

AMG GW&K Municipal Bond Fund

Based on Actual Fund Return

Class N	0.73%	$1,000	$1,019	$3.66

Class I	0.39%	$1,000	$1,021	$1.95

Based on Hypothetical 5% Annual Return

Class N	0.73%	$1,000	$1,021	$3.66

Class I	0.39%	$1,000	$1,023	$1.96

AMG GW&K Municipal Enhanced Yield Fund

Based on Actual Fund Return

Class N	0.99%	$1,000	$1,059	$5.05

Class I	0.64%	$1,000	$1,060	$3.27

Class Z	0.59%	$1,000	$1,060	$3.01

Based on Hypothetical 5% Annual Return

Class N	0.99%	$1,000	$1,020	$4.96

Class I	0.64%	$1,000	$1,022	$3.21

Class Z	0.59%	$1,000	$1,022	$2.96

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited) Periods ended June 30, 2023

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2023.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG GW&K ESG Bond Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23

Class N	2.86%	0.89%	1.02%	2.09%	7.10%	06/01/84

Class I	2.96%	1.14%	1.22%	2.24%	1.89%	04/01/13

Bloomberg U.S. Aggregate Bond Index[29]	2.09%	(0.94%)	0.77%	1.52%	6.37%	06/01/84	†

AMG GW&K Enhanced Core Bond ESG Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18

Class N	2.53%	(0.50%)	1.14%	1.45%	4.40%	01/02/97

Class I	2.72%	(0.32%)	1.34%	1.62%	1.38%	11/30/12

Class Z	2.65%	(0.25%)	1.39%	1.70%	4.75%	01/02/97

Bloomberg U.S. Aggregate Bond Index[29]	2.09%	(0.94%)	0.77%	1.52%	4.20%	01/02/97	†

AMG GW&K High Income Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 24, 25

Class N	3.65%	7.79%	3.69%	2.71%	4.59%	03/25/94

Class I	3.75%	8.00%	—	—	0.19%	03/15/21

Bloomberg U.S. High Yield 1-5 Year Ba Index[30]	3.55%	7.63%	3.85%	4.15%	6.39%	03/25/94	†

AMG GW&K Municipal Bond Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 26

Class N	1.94%	3.58%	1.40%	2.03%	3.05%	06/30/09

Class I	2.10%	3.99%	1.74%	2.40%	3.48%	06/30/09

Bloomberg 10-Year Municipal Bond Index[31]	2.16%	4.03%	2.29%	2.92%	3.80%	06/30/09	†

AMG GW&K Municipal Enhanced Yield Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 15, 26, 27, 28

Class N	5.87%	4.13%	1.05%	3.21%	4.62%	07/27/09

Class I	6.00%	4.39%	1.40%	3.62%	3.77%	12/30/05

Class Z	6.03%	4.45%	1.46%	—	2.39%	02/24/17

Bloomberg U.S. Municipal Bond BAA Index[32]	4.45%	4.10%	2.47%	3.48%	4.67%	07/27/09	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2023. All returns are in U.S. dollars ($).

[2]   From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]   The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

[4]   Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 pandemic, or in response to events that affect particular industries or companies.

[5]   Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

[6]   The Fund will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by the Fund will vary and generally depends on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.

[7]   During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

[8]   Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. Recently, inflation levels have been at their highest point in nearly 40 years, and the U.S. Federal Reserve has begun an aggressive campaign to raise certain benchmark interest rates in an effort to combat inflation. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the

Fund Performance Periods ended June 30, 2023 (continued)

    prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

[9]   The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[10]  Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[11]  Factors unique to the municipal bond market may negatively affect the value of municipal bonds.

[12]  A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

[13]  The Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

[14]  The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

[15]  Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

[16]  Because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.

[17]  Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

[18]  Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

[19]  Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

[20]  Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

[21]  Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

[22]  Because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.

[23]  As of March 19, 2021, the Fund’s subadviser was changed to GW&K Investment Management, LLC. Prior to March 19, 2021, the Fund was known as the AMG Managers Loomis Sayles Bond Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous subadviser, Loomis, Sayles & Company, L.P. The Fund’s past performance would have been different if the Fund were managed by the current subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[24]  As of December 4, 2020, the Fund’s subadviser was changed to GW&K Investment Management, LLC. Prior to December 4, 2020, the Fund was known as the AMG Managers Global Income Opportunity Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to December 4, 2020, reflects the performance and investment strategies of the Fund’s previous subadviser, Loomis, Sayles & Company, L.P. The Fund’s past performance would have been different if the Fund were managed by the current subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[25]  Investing in restricted securities (including, without limitation, Rule 144A securities) may reduce the liquidity of the Fund’s investments in the event that an adequate trading market does not exist for these securities. Limitations on the resale of restricted securities could adversely affect the marketability of the securities, and the Fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of restricted securities normally reflect a discount, which may be significant, from the market price of comparable unrestricted securities for which a liquid trading market exists.

[26]  Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[27]  The issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

[28]  The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[29]  The Bloomberg U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[30]  The Bloomberg U.S. High Yield Ba 1-5 Year Index, a subset of the Bloomberg High Yield Index, is an unmanaged index comprised of fixed rate, publicly issued, non-investment grade debt registered with the Securities and Exchange Commission (SEC) where the middle rating of Moody’s, S&P and Fitch is BB and

Fund Performance Periods ended June 30, 2023 (continued)

    maturities range from 1 to 5 years. Unlike the Fund, the Bloomberg U.S. High Yield Ba 1-5 Year Index is unmanaged, is not available for investment and does not incur expenses.

[31]  The Bloomberg 10-Year Municipal Bond Index is the 10 Year (8-12) component of the Municipal Bond Index. It is a rules based, market-value-weighted index engineered for the tax-exempt bond market. The Index tracks general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds rated Baa3/BBB- or higher by at least two of the ratings agencies: Moody’s, S&P, Fitch. Unlike the Fund, the Bloomberg 10-Year Municipal Bond Index is

    unmanaged, is not available for investment and does not incur expenses.

[32]  The Bloomberg U.S. Municipal Bond BAA Index is a subset of the Bloomberg U.S. Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3. The Bloomberg U.S. Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term, tax-exempt bond market. Unlike the Fund, the Bloomberg U.S. Municipal Bond BAA Index is unmanaged, is not available for investment and does not incur expenses.

“Bloomberg®” and any Bloomberg index described herein are service marks of Bloomberg Finance L.P.

and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG GW&K ESG Bond Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Corporate Bonds and Notes	53.2

U.S. Government and Agency Obligations	37.4

Municipal Bonds	6.4

Foreign Government Obligations	1.0

Short-Term Investments	3.8

Other Assets, less Liabilities	(1.8)

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	38.1

Aaa/AAA	2.5

Aa/AA	9.0

A	9.0

Baa/BBB	23.3

Ba/BB	18.1

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

U.S. Treasury Bonds, 2.250%, 05/15/41	3.2

FHLMC, 3.000%, 04/01/51	3.1

U.S. Treasury Bonds, 1.875%, 02/15/51	2.3

FNMA, 3.500%, 08/01/49	2.2

FNMA, 3.500%, 02/01/35	2.1

U.S. Treasury Bonds, 3.125%, 05/15/48	2.0

FNMA, 3.500%, 02/01/47	2.0

FHLMC, 3.500%, 02/01/50	1.8

FNMA, 2.000%, 04/01/51	1.8

FHLMC, 4.500%, 12/01/48	1.7

Top Ten as a Group	22.2

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB- or higher. Below investment grade ratings are credit ratings of BB+ or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Principal Amount	Value

Corporate Bonds and Notes - 53.2%

Financials - 10.8%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 1.650%, 10/29/24	$5,300,000	$4,980,460

American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	1,195,000	991,850

American Tower Corp. 4.400%, 02/15/26	1,900,000	1,841,230

Bank of America Corp.
(3.559% to 04/23/26 then 3 month SOFR + 1.322%), 3.559%, 04/23/27[1,3]	3,272,000	3,102,090
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[1,3]	2,775,000	2,386,407

The Bank of New York Mellon Corp.
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	4,300,000	4,176,375

Citigroup, Inc.
Series P, (5.950% to 05/15/25 then 3 month SOFR + 4.167%), 5.950%, 05/15/25[1,2,3]	1,550,000	1,486,494

Crown Castle, Inc. 4.000%, 03/01/27	2,300,000	2,186,172

First-Citizens Bank & Trust Co. 6.125%, 03/09/28	2,825,000	2,786,826

The Goldman Sachs Group, Inc. 6.750%, 10/01/37	1,850,000	1,989,756

JPMorgan Chase & Co.
(1.470% to 09/22/26 then SOFR + 0.765%), 1.470%, 09/22/27[1,3]	5,429,000	4,792,849

Morgan Stanley 3.950%, 04/23/27	2,200,000	2,083,031
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[1,3]	2,948,000	2,804,832

SBA Communications Corp. 3.875%, 02/15/27	3,700,000	3,408,463

SLM Corp. 3.125%, 11/02/26	3,365,000	2,910,725
4.200%, 10/29/25	838,000	778,542

Starwood Property Trust, Inc. 4.750%, 03/15/25[4]	1,700,000	1,606,943

Wells Fargo & Co., MTN
(2.879% to 10/30/29 then 3 month SOFR + 1.432%), 2.879%, 10/30/30[1,3]	3,435,000	2,966,757

Weyerhaeuser Co. 6.875%, 12/15/33	2,600,000	2,824,785

Total Financials		50,104,587

Industrials - 40.1%

Advocate Health & Hospitals Corp. 4.272%, 08/15/48	1,700,000	1,497,849

	Principal Amount	Value

AECOM 5.125%, 03/15/27	$1,650,000	$1,596,491

Air Products and Chemicals, Inc. 2.700%, 05/15/40	2,450,000	1,827,158
4.800%, 03/03/33	1,621,000	1,635,575

Alcoa Nederland Holding, B.V. (Netherlands) 4.125%, 03/31/29[4,5]	5,150,000	4,602,812

Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	2,200,000	2,036,928

Aramark Services, Inc. 5.000%, 02/01/28[5]	3,120,000	2,940,725

Ashtead Capital, Inc. 1.500%, 08/12/26[5]	3,536,000	3,089,697

AT&T, Inc. 4.300%, 02/15/30	2,200,000	2,088,295

Ball Corp. 2.875%, 08/15/30	3,875,000	3,216,743

Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	2,819,000	2,688,173

CCO Holdings LLC/CCO Holdings Capital Corp. 5.500%, 05/01/26[5]	2,000,000	1,950,063

Celanese US Holdings LLC 6.050%, 03/15/25	4,585,000	4,566,267

Centene Corp. 3.375%, 02/15/30	3,650,000	3,136,956

Cisco Systems, Inc. 5.500%, 01/15/40	1,650,000	1,754,499

Clean Harbors, Inc. 4.875%, 07/15/27[5]	2,520,000	2,412,969

Clearwater Paper Corp. 4.750%, 08/15/28[5]	1,950,000	1,716,312

Cogent Communications Group, Inc. 3.500%, 05/01/26[5]	3,365,000	3,121,037

Comcast Corp. 4.650%, 02/15/33[4]	3,717,000	3,689,922

CommonSpirit Health 3.347%, 10/01/29	1,950,000	1,715,513

Crown Americas LLC/Crown Americas Capital Corp. V 4.250%, 09/30/26	3,350,000	3,172,416

Dell International LLC/EMC Corp. 8.100%, 07/15/36	972,000	1,137,200

Dell, Inc. 7.100%, 04/15/28[4]	2,750,000	2,957,845

Delta Air Lines, Inc. 7.375%, 01/15/26[4]	3,100,000	3,231,694

Discovery Communications LLC 3.950%, 03/20/28	2,047,000	1,903,158

Eastman Chemical Co. 5.750%, 03/08/33	4,810,000	4,804,179

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 40.1% (continued)

FMG Resources August 2006 Pty, Ltd. (Australia) 4.500%, 09/15/27[5]	$3,000,000	$2,793,748

The Ford Foundation Series 2020, 2.415%, 06/01/50	2,725,000	1,809,023

Freeport-McMoRan, Inc. 4.625%, 08/01/30	2,961,000	2,790,002

Graphic Packaging International LLC 3.500%, 03/01/29[5]	2,850,000	2,492,140

Hasbro, Inc. 3.900%, 11/19/29	3,120,000	2,819,358

HB Fuller Co. 4.250%, 10/15/28	3,400,000	3,026,136

HCA, Inc. 3.500%, 09/01/30	3,050,000	2,673,476

Hilton Domestic Operating Co., Inc. 4.875%, 01/15/30	3,600,000	3,356,712

The Home Depot, Inc. 5.875%, 12/16/36	1,600,000	1,741,885

Howmet Aerospace, Inc. 6.875%, 05/01/25	2,000,000	2,031,802

Jacobs Engineering Group, Inc. 5.900%, 03/01/33	4,293,000	4,211,783

KB Home 4.800%, 11/15/29	1,222,000	1,120,820

6.875%, 06/15/27	1,751,000	1,777,150

Kraft Heinz Foods Co. 4.625%, 10/01/39	2,730,000	2,466,776

Lamar Media Corp. 4.875%, 01/15/29	3,250,000	3,022,500

Merck & Co., Inc. 1.900%, 12/10/28	6,710,000	5,859,480

Microsoft Corp. 2.525%, 06/01/50	2,450,000	1,694,777

MSCI, Inc. 3.250%, 08/15/33[5]	2,015,000	1,622,798

Mueller Water Products, Inc. 4.000%, 06/15/29[5]	3,000,000	2,661,864

Murphy Oil USA, Inc. 4.750%, 09/15/29	3,250,000	2,983,727

Newell Brands, Inc. 4.700%, 04/01/26[6]	3,400,000	3,193,791

Novelis Corp. 3.250%, 11/15/26[5]	3,175,000	2,873,908

Owens Corning 7.000%, 12/01/36[6]	1,800,000	1,968,889

Parker-Hannifin Corp. 3.250%, 06/14/29	1,900,000	1,728,073

Penske Automotive Group, Inc. 3.500%, 09/01/25	2,000,000	1,900,993

	Principal Amount	Value

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[5]	$3,100,000	$3,043,046

PulteGroup, Inc. 6.000%, 02/15/35	2,050,000	2,072,667

SK Hynix, Inc. (South Korea) 2.375%, 01/19/31[5]	3,000,000	2,314,234

Sonoco Products Co. 2.850%, 02/01/32	3,682,000	3,066,741

Sysco Corp. 2.400%, 02/15/30	4,475,000	3,811,447

Teleflex, Inc. 4.250%, 06/01/28[5]	3,350,000	3,061,043

Tenet Healthcare Corp. 4.875%, 01/01/26	3,250,000	3,165,466

Toll Brothers Finance Corp. 4.875%, 03/15/27	3,250,000	3,146,868

Travel + Leisure Co. 5.650%, 04/01/24[6]	2,700,000	2,669,067

Twilio, Inc. 3.625%, 03/15/29	600,000	510,450

3.875%, 03/15/31[4]	2,694,000	2,243,064

United Parcel Service, Inc. 6.200%, 01/15/38	1,500,000	1,676,724

United Rentals North America, Inc. 3.875%, 02/15/31[4]	3,650,000	3,160,165

Verizon Communications, Inc. 3.875%, 02/08/29	4,908,000	4,603,141

VF Corp. 2.950%, 04/23/30[4]	2,100,000	1,725,140

VMware, Inc. 3.900%, 08/21/27	3,200,000	3,033,682

Walgreens Boots Alliance, Inc. 4.800%, 11/18/44	2,520,000	2,077,896

Walmart, Inc. 4.050%, 06/29/48	1,850,000	1,705,510

WESCO Distribution, Inc. 7.125%, 06/15/25[5]	1,600,000	1,616,856

Western Digital Corp. 4.750%, 02/15/26	1,916,000	1,825,024

Yum! Brands, Inc. 3.625%, 03/15/31	3,550,000	3,066,934

Total Industrials		186,707,252

Utilities - 2.3%

Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[1,2,3]	3,750,000	3,371,625

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	4,635,000	3,537,069

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Utilities - 2.3% (continued)

Northern States Power Co. 2.900%, 03/01/50	$5,365,000	$3,695,519

Total Utilities		10,604,213

Total Corporate Bonds and Notes (Cost $274,989,913)		247,416,052

Municipal Bonds - 6.4%

California Health Facilities Financing Authority 4.190%, 06/01/37	3,500,000	3,268,385

California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	2,300,000	2,897,548

Commonwealth of Massachusetts, Series B 4.110%, 07/15/31	3,660,000	3,554,263

Dallas Fort Worth International Airport, Series A 4.507%, 11/01/51	1,000,000	930,659

JobsOhio Beverage System, Series A 2.833%, 01/01/38	3,700,000	2,953,063

Los Angeles Unified School District, School Improvements, Build America Bonds 5.750%, 07/01/34	3,225,000	3,420,401

Massachusetts School Building Authority, Series B, 1.753%, 08/15/30	4,500,000	3,794,196

New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29	3,550,000	3,812,979

Port Authority of New York & New Jersey 6.040%, 12/01/29	2,000,000	2,137,757

University of California, Series BI 1.697%, 05/15/29	3,650,000	3,085,996

Total Municipal Bonds (Cost $34,650,519)		29,855,247

U.S. Government and Agency Obligations - 37.4%

Fannie Mae - 16.0%

FNMA
2.000%, 04/01/51	9,998,710	8,186,695
3.500%, 02/01/35 to 02/01/51	37,487,174	35,098,445
4.000%, 07/01/44 to 01/01/51	22,705,472	21,672,804
4.500%, 05/01/48 to 06/01/49	6,533,647	6,428,361
5.000%, 05/01/50	2,981,116	2,967,008

Total Fannie Mae		74,353,313

Freddie Mac - 8.5%

FHLMC
2.000%, 03/01/36	8,211,937	7,297,741
3.000%, 04/01/51	16,077,802	14,182,711
3.500%, 02/01/50	9,100,201	8,426,779
4.500%, 10/01/48 to 12/01/48	9,551,934	9,354,477

Total Freddie Mac		39,261,708

	Principal Amount	Value

U.S. Treasury Obligations - 12.9%
U.S. Treasury Bonds
1.250%, 05/15/50	$4,625,000	$2,600,659
1.875%, 02/15/51	15,997,000	10,592,389
2.250%, 05/15/41	19,559,000	15,063,486
2.500%, 02/15/46	2,096,000	1,613,347
3.125%, 05/15/48	10,968,000	9,461,185
3.500%, 02/15/39	7,727,000	7,402,225
5.000%, 05/15/37	2,221,000	2,514,849

U.S. Treasury Notes
3.500%, 02/15/33	4,529,000	4,411,529
4.000%, 02/29/28	6,530,000	6,481,790

Total U.S. Treasury Obligations		60,141,459

Total U.S. Government and Agency Obligations (Cost $204,003,839)		173,756,480

Foreign Government Obligation - 1.0%

The Korea Development Bank (South Korea) 0.500%, 10/27/23 (Cost $4,551,148)	4,550,000	4,473,290

Short-Term Investments - 3.8%

Joint Repurchase Agreements - 2.7%[7]

Bank of America Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,565,117 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 04/01/35 - 09/01/61, totaling $1,595,746)	1,564,457	1,564,457

Cantor Fitzgerald Securities, Inc., dated 06/30/23, due 07/03/23, 5.080% total to be received $2,123,856 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/13/23 - 02/20/73, totaling $2,165,416)	2,122,957	2,122,957

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $3,131,385 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $3,192,666)	3,130,065	3,130,065

Santander U.S. Capital Markets LLC, dated 06/30/23, due 07/03/23, 5.140% total to be received $3,068,778 (collateralized by various U.S. Government Agency Obligations, 2.130% - 6.464%, 09/25/24 - 04/20/71, totaling $3,128,813)	3,067,464	3,067,464

State of Wisconsin Investment Board, dated 06/30/23, due 07/03/23, 5.150% total to be received $2,635,078 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/25 - 02/15/51, totaling $2,686,690)	2,633,948	2,633,948

Total Joint Repurchase Agreements		12,518,891

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Repurchase Agreements - 1.1%

Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $5,184,116 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $5,285,741)	$5,182,000	$5,182,000

Total Short-Term Investments
(Cost $17,700,891)		17,700,891

Value

Total Investments - 101.8%
(Cost $535,896,310)	$473,201,960

Other Assets, less Liabilities - (1.8)%	(8,401,743)

Net Assets - 100.0%	$464,800,217

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.

[2]	Perpetuity Bond. The date shown represents the next call date.

[3]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]

Some of these securities, amounting to $18,075,876 or 3.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[5]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $42,313,252 or 9.1% of net assets.

[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$247,416,052	—	$247,416,052

Municipal Bonds†	—	29,855,247	—	29,855,247

U.S. Government and Agency Obligations†	—	173,756,480	—	173,756,480

Foreign Government Obligation†	—	4,473,290	—	4,473,290

Short-Term Investments

Joint Repurchase Agreements	—	12,518,891	—	12,518,891

Repurchase Agreements	—	5,182,000	—	5,182,000

Total Investments in Securities	—	$473,201,960	—	$473,201,960

†

All corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligation held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligation by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Category	% of Net Assets

U.S. Government and Agency Obligations	50.8

Corporate Bonds and Notes	40.3

Municipal Bonds	6.6

Foreign Government Obligations	0.8

Short-Term Investments	3.0

Other Assets, less Liabilities	(1.5)

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	51.5

Aaa/AAA	3.5

Aa/AA	6.6

A	8.9

Baa/BBB	18.9

Ba/BB	10.6

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

U.S. Treasury Bonds, 2.250%, 05/15/41	3.1

U.S. Treasury Bonds, 3.500%, 02/15/39	3.0

U.S. Treasury Bonds, 1.875%, 02/15/51	2.8

FNMA, 4.000%, 10/01/43	2.1

FHLMC, 5.500%, 06/01/53	2.0

FNMA, 4.500%, 09/01/46	1.9

Freddie Mac Multifamily Structured Pass Through Certificates, Series K133, Class A2, 2.096%, 09/25/31	1.9

FNMA, 3.500%, 02/01/47	1.8

U.S. Treasury Bonds, 3.125%, 05/15/48	1.7

FHLMC, 3.000%, 03/01/51	1.7

Top Ten as a Group	22.0

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB- or higher. Below investment grade ratings are credit ratings of BB+ or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Principal Amount	Value

Corporate Bonds and Notes - 40.3%

Financials - 11.5%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 1.650%, 10/29/24	$450,000	$422,869

Air Lease Corp. 2.875%, 01/15/26	268,000	247,910

American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	480,000	398,400

Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[1,3]	375,000	322,488

The Bank of New York Mellon Corp.
Series I, (3.750% to 12/20/26 then U.S. Treasury Yield Curve CMT 5 year + 2.630%), 3.750%, 12/20/26[1,2,3]	121,000	99,371
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	206,000	200,078

Citigroup, Inc.
Series P, (5.950% to 05/15/25 then 3 month SOFR + 4.167%), 5.950%, 05/15/25[1,2,3]	150,000	143,854

Crown Castle, Inc. 4.300%, 02/15/29	280,000	263,255

First-Citizens Bank & Trust Co. 6.125%, 03/09/28	275,000	271,284

The Goldman Sachs Group, Inc. 3.500%, 04/01/25	216,000	207,488
Series O, (5.300% to 11/10/26 then 3 month SOFR + 4.096%), 5.300%, 11/10/26[1,2,3,4]	203,000	195,895

JPMorgan Chase & Co.
(1.470% to 09/22/26 then SOFR + 0.765%), 1.470%, 09/22/27[1,3]	448,000	395,505

Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[1,3]	435,000	413,874

SBA Communications Corp. 3.875%, 02/15/27	210,000	193,453

SLM Corp. 3.125%, 11/02/26	265,000	229,225

Starwood Property Trust, Inc. 5.500%, 11/01/23[5]	106,000	105,084

Wells Fargo & Co., MTN
(2.879% to 10/30/29 then 3 month SOFR + 1.432%), 2.879%, 10/30/30[1,3]	475,000	410,250

Total Financials		4,520,283

Industrials - 28.1%

AECOM 5.125%, 03/15/27	208,000	201,255

	Principal Amount	Value

Air Products and Chemicals, Inc. 4.800%, 03/03/33	$256,000	$258,302

Alcoa Nederland Holding, B.V. (Netherlands) 4.125%, 03/31/29[4,5]	480,000	429,000
Aramark Services, Inc. 5.000%, 02/01/28[5]	217,000	204,531

Ashtead Capital, Inc. 1.500%, 08/12/26[5]	308,000	269,125

Ball Corp. 2.875%, 08/15/30	203,000	168,516

Bath & Body Works, Inc. 6.694%, 01/15/27	59,000	59,314

Celanese US Holdings LLC 6.050%, 03/15/25	356,000	354,545

Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 07/23/25	387,000	379,510

Clean Harbors, Inc. 4.875%, 07/15/27[5]	205,000	196,293

Clearwater Paper Corp. 4.750%, 08/15/28[5]	244,000	214,759

Cogent Communications Group, Inc. 3.500%, 05/01/26[5]	262,000	243,005

Comcast Corp. 4.150%, 10/15/28	221,000	214,122
4.650%, 02/15/33[4]	100,000	99,271

CommonSpirit Health 3.347%, 10/01/29	438,000	385,331

Crown Americas LLC/Crown Americas Capital Corp. V 4.250%, 09/30/26	277,000	262,316

Dell, Inc. 7.100%, 04/15/28	324,000	348,488

Delta Air Lines, Inc. 4.375%, 04/19/28	67,000	62,976

Eastman Chemical Co. 5.750%, 03/08/33	395,000	394,522

Fiserv, Inc. 4.200%, 10/01/28	383,000	366,838

FMG Resources August 2006 Pty, Ltd. (Australia) 4.500%, 09/15/27[5]	67,000	62,394

The Ford Foundation
Series 2020, 2.415%, 06/01/50	513,000	340,561

Freeport-McMoRan, Inc. 4.625%, 08/01/30	181,000	170,547

Graphic Packaging International LLC 4.750%, 07/15/27[5]	60,000	57,046

HB Fuller Co. 4.250%, 10/15/28	71,000	63,193

HCA, Inc. 3.500%, 09/01/30	207,000	181,446

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 28.1% (continued)

Hillenbrand, Inc. 5.000%, 09/15/26[6]	$60,000	$58,806

Hilton Domestic Operating Co., Inc. 4.875%, 01/15/30	222,000	206,997

Howmet Aerospace, Inc. 5.900%, 02/01/27	166,000	167,335

Jacobs Engineering Group, Inc. 5.900%, 03/01/33	365,000	358,095

KB Home 4.800%, 11/15/29	181,000	166,013

Kraft Heinz Foods Co. 4.250%, 03/01/31	396,000	376,701

Lamar Media Corp. 3.750%, 02/15/28	65,000	59,166

Merck & Co., Inc. 1.900%, 12/10/28	429,000	374,623

Meritage Homes Corp. 5.125%, 06/06/27	60,000	57,648

Methanex Corp. (Canada) 5.125%, 10/15/27	67,000	62,374

Microsoft Corp. 2.525%, 06/01/50	489,000	338,264

MSCI, Inc. 3.250%, 08/15/33[5]	198,000	159,461

Mueller Water Products, Inc. 4.000%, 06/15/29[5]	65,000	57,674

Murphy Oil USA, Inc. 4.750%, 09/15/29	70,000	64,265
5.625%, 05/01/27	155,000	150,805

Novelis Corp. 3.250%, 11/15/26[5]	195,000	176,508

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[5]	159,000	156,079

PulteGroup, Inc. 5.000%, 01/15/27	317,000	312,308

Sealed Air Corp. 4.000%, 12/01/27[5]	65,000	59,328

Sonoco Products Co. 2.850%, 02/01/32	454,000	378,137

Sysco Corp. 2.400%, 02/15/30	465,000	396,050

Teleflex, Inc. 4.250%, 06/01/28[5]	70,000	63,962

Tenet Healthcare Corp. 4.875%, 01/01/26	195,000	189,928

United Rentals North America, Inc. 3.875%, 02/15/31[4]	200,000	173,160

Verizon Communications, Inc. 3.875%, 02/08/29	419,000	392,974

	Principal Amount	Value

WESCO Distribution, Inc. 7.250%, 06/15/28[5]	$150,000	$153,008

Total Industrials		11,096,875

Utilities - 0.7%

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	362,000	276,250

Total Corporate Bonds and Notes (Cost $17,429,845)		15,893,408

Municipal Bonds - 6.6%

California Health Facilities Financing Authority 4.190%, 06/01/37	225,000	210,110

California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	510,000	642,500

Commonwealth of Massachusetts, Series B 4.110%, 07/15/31	300,000	291,333

County of Miami-Dade FL Aviation Revenue Series C, 4.280%, 10/01/41	460,000	411,127

Los Angeles Unified School District, School Improvements, Build America Bonds 5.750%, 07/01/34	390,000	413,630

Massachusetts School Building Authority, Series B, 1.753%, 08/15/30	448,000	377,733

University of California, University & College Improvements, Series BD 3.349%, 07/01/29	265,000	245,593

Total Municipal Bonds (Cost $2,900,186)		2,592,026

U.S. Government and Agency Obligations - 50.8%

Fannie Mae - 23.8%

FNMA 3.000%, 06/01/33 to 05/01/50	1,080,911	1,000,968
3.500%, 04/01/34 to 05/01/52	3,803,494	3,553,555
4.000%, 10/01/43 to 06/01/49	2,251,778	2,158,980
4.500%, 04/01/39 to 08/01/50	1,911,468	1,880,824
5.000%, 07/01/47 to 08/01/50	783,644	785,576

Total Fannie Mae		9,379,903

Freddie Mac - 10.2%

FHLMC 2.000%, 09/01/35	261,316	233,033
3.000%, 03/01/50 to 03/01/51	1,107,163	982,836
4.000%, 07/01/48	316,299	302,245
4.500%, 10/01/41	449,398	443,793
5.500%, 06/01/53	797,152	798,171

FHLMC Gold Pool 3.500%, 02/01/30 to 04/01/46	560,300	529,255

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Freddie Mac - 10.2% (continued)

Freddie Mac Multifamily Structured Pass Through Certificates
Series K133, Class A2 2.096%, 09/25/31	$880,000	$734,712

Total Freddie Mac		4,024,045

U.S. Treasury Obligations - 16.8%
U.S. Treasury Bonds 1.875%, 02/15/51	1,647,000	1,090,559
2.250%, 05/15/41	1,598,000	1,230,710
2.500%, 02/15/46	323,000	248,622
3.125%, 05/15/48	791,000	682,330
3.500%, 02/15/39	1,218,000	1,166,806
3.875%, 02/15/43	352,000	343,200
5.000%, 05/15/37	353,000	399,704
U.S. Treasury Inflation Indexed Notes 0.250%, 01/15/25	288,180	276,250
0.500%, 01/15/28	289,015	270,302
1.125%, 01/15/33	259,697	248,754

U.S. Treasury Notes 3.500%, 02/15/33	614,000	598,074
3.625%, 03/31/28	84,000	82,044

Total U.S. Treasury Obligations		6,637,355

Total U.S. Government and Agency Obligations (Cost $22,201,880)		20,041,303

Foreign Government Obligation - 0.8%

The Korea Development Bank (South Korea) 0. 500%, 10/27/23
(Cost $345,906)[4]	346,000	340,167

	Principal Amount	Value

Short-Term Investments - 3.0%

Joint Repurchase Agreements - 2.4%[7]

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $924,309 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $942,397)	$923,919	$923,919

Repurchase Agreements - 0.6%

Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $237,097 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $241,834)	237,000	237,000

Total Short-Term Investments
(Cost $1,160,919)		1,160,919

Total Investments - 101.5%
(Cost $44,038,736)		40,027,823

Other Assets, less Liabilities - (1.5)%		(584,686)

Net Assets - 100.0%		$39,443,137

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.

[2]	Perpetuity Bond. The date shown represents the next call date.

[3]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]	Some of these securities, amounting to $892,276 or 2.3% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.

[5]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $2,607,257 or 6.6% of net assets.

[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury

FHLMC	Freddie Mac

FNMA	Fannie Mae

MTN	Medium-Term Note

SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$15,893,408	—	$15,893,408

Municipal Bonds†	—	2,592,026	—	2,592,026

U.S. Government and Agency Obligations†	—	20,041,303	—	20,041,303

Foreign Government Obligation†	—	340,167	—	340,167

Short-Term Investments

Joint Repurchase Agreements	—	923,919	—	923,919

Repurchase Agreements	—	237,000	—	237,000

Total Investments in Securities	—	$40,027,823	—	$40,027,823

†

All corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligation held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligation by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Corporate Bonds and Notes	98.4

Short-Term Investments[1]	10.2

Other Assets, less Liabilities[1]	(8.6)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.

Rating	% of Market Value[1]

Aa/AA	1.5

A	1.8

Baa/BBB	24.2

Ba/BB	66.5

B	6.0

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Ford Motor Co., 4.346%, 12/08/26	2.0

NuStar Logistics LP, 5.625%, 04/28/27	1.7

SM Energy Co., 5.625%, 06/01/25	1.6

Western Midstream Operating LP, 4.650%, 07/01/26	1.6

SLM Corp., 4.200%, 10/29/25	1.6

Citigroup, Inc., 3.875%, 02/18/26	1.5

Southwestern Energy Co., 8.375%, 09/15/28	1.5

Bank of America Corp., 3.559%, 04/23/27	1.5

Matador Resources Co., 5.875%, 09/15/26	1.5

Clearwater Paper Corp., 5.375%, 02/01/25	1.4

Top Ten as a Group	15.9

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB- or higher. Below investment grade ratings are credit ratings of BB+ or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K High Income Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Principal Amount	Value

Corporate Bonds and Notes - 98.4%

Financials - 16.1%

American Express Co. (3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	$186,000	$154,380

Bank of America Corp. (3.559% to 04/23/26 then 3 month SOFR + 1.322%), 3.559%, 04/23/27[1,3]	240,000	227,537

Citigroup, Inc. (3.875% to 02/18/26 then U.S. Treasury Yield Curve CMT 5 year + 3.417%), 3.875%, 02/18/26[1,2,3,4]	276,000	231,150

Fifth Third Bancorp 3.650%, 01/25/24	25,000	24,643

The Goldman Sachs Group, Inc. Series U (3.650% to 08/10/26 then U.S. Treasury Yield Curve CMT 5 year + 2.915%), 3.650%, 08/10/26[1,2,3]	155,000	119,815

Huntington Bancshares, Inc. 2.625%, 08/06/24	25,000	23,915

JPMorgan Chase & Co. Series S (6.750% to 02/01/24 then 3 month SOFR + 4.042%), 6.750%, 02/01/24[1,2,3]	167,000	167,434

KeyCorp (3.878% to 05/23/24 then SOFR Index + 1.250%), 3.878%, 05/23/25[1,3]	25,000	23,119

MetLife, Inc. Series G (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3,4]	136,000	125,661

Morgan Stanley Series M 5.875%, 09/15/26[2,3]	174,000	164,389

Navient Corp. 6.125%, 03/25/24	180,000	178,592

SBA Communications Corp. 3.875%, 02/15/27	225,000	207,272

SLM Corp. 4.200%, 10/29/25	259,000	240,623

Starwood Property Trust, Inc. 4.750%, 03/15/25	225,000	212,684

Truist Bank (3.689% to 08/02/23 then 3 month SOFR + 0.997%), 3.689%, 08/02/24[1,3]	25,000	24,928

US Bancorp (4.548% to 07/22/27 then SOFR + 1.660%), 4.548%, 07/22/28[1,3]	184,000	175,963

	Principal Amount	Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.500%, 03/01/25[5]	$170,000	$167,252

Total Financials		2,469,357

Industrials - 79.6%

AECOM 5.125%, 03/15/27	169,000	163,519

Alcoa Nederland Holding BV (Netherlands) 6.125%, 05/15/28[4,5]	200,000	198,924

American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[5]	211,000	209,036

Apache Corp. 4.250%, 01/15/30[4]	150,000	133,605

Aramark Services, Inc. 5.000%, 02/01/28[5]	138,000	130,071

ATI, Inc. 4.875%, 10/01/29	139,000	125,126

Avient Corp. 5.750%, 05/15/25[5]	135,000	133,361

Ball Corp. 5.250%, 07/01/25	177,000	175,469

Bath & Body Works, Inc. 6.694%, 01/15/27	123,000	123,654

Caesars Entertainment, Inc. 6.250%, 07/01/25[5]	170,000	169,213

Callon Petroleum Co. 6.375%, 07/01/26[4]	185,000	180,078

CCO Holdings LLC/CCO Holdings Capital Corp. 5.500%, 05/01/26[5]	179,000	174,531

Centene Corp. 4.250%, 12/15/27	108,000	100,975

Cheniere Energy Partners LP 4.500%, 10/01/29	155,000	142,252

Chord Energy Corp. 6.375%, 06/01/26[5]	177,000	175,473

Clearwater Paper Corp. 5.375%, 02/01/25[5]	230,000	224,250

Cleveland-Cliffs, Inc. 5.875%, 06/01/27[4]	174,000	169,820

Cogent Communications Group, Inc. 3.500%, 05/01/26[5]	188,000	174,370

Commercial Metals Co. 3.875%, 02/15/31	161,000	137,938

Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	185,000	191,248

Dana, Inc. 5.625%, 06/15/28	123,000	115,610

Delta Air Lines, Inc. 7.375%, 01/15/26[4]	160,000	166,797

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 79.6% (continued)

Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	$198,000	$195,030

Encompass Health Corp. 4.500%, 02/01/28	148,000	137,692

Energy Transfer LP 5.250%, 04/15/29	160,000	156,199

EQT Corp. 5.700%, 04/01/28	190,000	187,524

FMG Resources August 2006 Pty, Ltd. (Australia) 4.500%, 09/15/27[5]	94,000	87,537

Ford Motor Co. 4.346%, 12/08/26[4]	326,000	315,067

Fortress Transportation and Infrastructure Investors LLC 6.500%, 10/01/25[5]	179,000	176,344

General Motors Co. 6.800%, 10/01/27	146,000	151,661

Graphic Packaging International LLC 3.500%, 03/01/29[5]	155,000	135,537

HB Fuller Co. 4.250%, 10/15/28	146,000	129,946

Hillenbrand, Inc. 5.000%, 09/15/26[6]	126,000	123,493

Howmet Aerospace, Inc. 5.900%, 02/01/27	80,000	80,643

Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[5]	97,000	90,321

KB Home 4.000%, 06/15/31	85,000	73,285

Kraft Heinz Foods Co. 4.375%, 06/01/46	76,000	64,589

Lamar Media Corp. 4.875%, 01/15/29	175,000	162,750

Matador Resources Co. 5.875%, 09/15/26	233,000	225,788

Mattel, Inc. 3.375%, 04/01/26[5]	218,000	200,603

MEG Energy Corp. (Canada) 5.875%, 02/01/29[5]	175,000	164,573

Meritage Homes Corp. 6.000%, 06/01/25	148,000	147,768

Methanex Corp. (Canada) 5.125%, 10/15/27	183,000	170,366

MGM Resorts International 5.750%, 06/15/25	210,000	208,119

Mueller Water Products, Inc. 4.000%, 06/15/29[5]	183,000	162,374

	Principal Amount	Value

Murphy Oil Corp. 6.375%, 07/15/28	$170,000	$167,556

Murphy Oil USA, Inc. 5.625%, 05/01/27	180,000	175,128

Newell Brands, Inc. 4.700%, 04/01/26[6]	181,000	170,022

Novelis Corp. 3.250%, 11/15/26[5]	189,000	171,077

NuStar Logistics LP 5.625%, 04/28/27	276,000	265,208

Occidental Petroleum Corp. 7.875%, 09/15/31	151,000	168,335

Olin Corp. 5.125%, 09/15/27	204,000	194,540

Owens-Brockway Glass Container, Inc. 6.375%, 08/15/25[5]	198,000	198,393

Penn Entertainment, Inc. 4.125%, 07/01/29[4,5]	183,000	150,188

Penske Automotive Group, Inc. 3.500%, 09/01/25	174,000	165,386

Permian Resources Operating LLC 5.375%, 01/15/26[5]	190,000	180,638

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[5]	225,000	220,866

Sealed Air Corp. 5.500%, 09/15/25[5]	167,000	164,385

Silgan Holdings, Inc. 4.125%, 02/01/28	137,000	125,704

Southwestern Energy Co. 8.375%, 09/15/28	220,000	229,027

Spirit AeroSystems, Inc. 9.375%, 11/30/29[5]	160,000	171,292

Sprint LLC 7.125%, 06/15/24	193,000	194,726

Teleflex, Inc. 4.250%, 06/01/28[5]	150,000	137,062

Tenet Healthcare Corp. 4.875%, 01/01/26	177,000	172,396

Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands) 3.150%, 10/01/26	201,000	180,105

Toll Brothers Finance Corp. 4.350%, 02/15/28	190,000	178,415

Travel + Leisure Co. 6.600%, 10/01/25[6]	75,000	75,226

Trinity Industries, Inc. 4.550%, 10/01/24	182,000	178,360

United Airlines Holdings, Inc. 4.875%, 01/15/25	125,000	122,408

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 79.6% (continued)

United Airlines Holdings, Inc. 5.000%, 02/01/24[4]	$117,000	$115,831

United Rentals North America, Inc. 4.875%, 01/15/28	183,000	174,141

United States Steel Corp. 6.875%, 03/01/29[4]	133,000	131,554

Wabash National Corp. 4.500%, 10/15/28[5]	153,000	132,669

WESCO Distribution, Inc. 7.250%, 06/15/28[5]	100,000	102,004

Western Digital Corp. 4.750%, 02/15/26	137,000	130,495

Western Midstream Operating LP 4.650%, 07/01/26	254,000	244,348

Total Industrials		12,250,014

Utilities - 2.7%

NRG Energy, Inc. 5.250%, 06/15/29[5]	195,000	174,375

SM Energy Co. 5.625%, 06/01/25	253,000	247,229

Total Utilities		421,604

Total Corporate Bonds and Notes

(Cost $15,649,288)		15,140,975

Short-Term Investments - 10.2%

Joint Repurchase Agreements - 9.9%[7]

Bank of America Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $525,305 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 04/01/35 - 09/01/61, totaling $535,586)	525,084	525,084

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,000,422 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,525,084

Repurchase Agreements - 0.3%

Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $48,020 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $49,033)	48,000	48,000

Total Short-Term Investments
(Cost $1,573,084)		1,573,084

Total Investments - 108.6%
(Cost $17,222,372)		16,714,059

Other Assets, less Liabilities - (8.6)%		(1,320,895)

Net Assets - 100.0%		$15,393,164

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.

[2]	Perpetuity Bond. The date shown represents the next call date.

[3]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]

Some of these securities, amounting to $1,691,491 or 11.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[5]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $4,576,719 or 29.7% of net assets.

[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury

SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$15,140,975	—	$15,140,975

Short-Term Investments

Joint Repurchase Agreements	—	1,525,084	—	1,525,084

Repurchase Agreements	—	48,000	—	48,000

Total Investments in Securities	—	$16,714,059	—	$16,714,059

†

All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN Category	% of Net Assets

General Obligation	41.3

Transportation	29.7

Medical	8.3

Water	6.4

Education	5.1

Utilities	4.8

Power	1.8

Tobacco Settlement	0.8

Industrial Development	0.8

Short-term	0.2

Other Assets, less Liabilities	0.8

Rating	% of Market Value[1]

Aaa/AAA	22.5

Aa/AA	47.2

A	23.8

Baa/BBB	6.5

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.5

Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B, 5.000%, 11/15/27	1.4

State of California, General Obligation, 5.000%, 11/01/30	1.3

State of Maryland, Department of Transportation, 5.000%, 09/01/29	1.2

State of Maryland, Department of Transportation, 5.000%, 10/01/28	1.2

New York City Transitional Finance Authority Building Aid Revenue, Series 1A, 5.000%, 07/15/32	1.2

Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2

City of San Antonio Electric & Gas Systems Revenue, Series A, 5.000%, 02/01/31	1.2

Private Colleges & Universities Authority, Series B, 5.000%, 09/01/30	1.1

Illinois State Finance Authority Revenue, Clean Water Initiative Revenue, 5.000%, 07/01/27	1.1

Top Ten as a Group	12.4

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB- or higher. Below investment grade ratings are credit ratings of BB+ or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Principal Amount	Value

Municipal Bonds - 99.0%

Alabama - 0.8%

Alabama Public School and College Authority, Series A 5.000%, 11/01/34	$7,500,000	$8,582,343

Arizona - 0.5%

Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	5,040,000	5,333,371

California - 6.5%

California Municipal Finance Authority, Community Medical Centers, Series A, 5.000%, 02/01/31	900,000	941,742
5.000%, 02/01/32	1,855,000	1,940,511

California State Public Works Board, Series A, 5.000%, 08/01/33	4,000,000	4,701,398
5.000%, 08/01/34	2,750,000	3,211,622
5.000%, 08/01/35	2,500,000	2,892,886

California State Public Works Board, Series C 5.000%, 08/01/33	1,780,000	2,092,122

City of Los Angeles Department of Airports, 5.000%, 05/15/37	1,250,000	1,366,070
5.000%, 05/15/38	1,000,000	1,087,051

City of Los Angeles Department of Airports, Series C 5.000%, 05/15/30	5,515,000	6,054,824

San Francisco City & County Airport Commission, San Francisco International Airport, Series A, 5.000%, 05/01/32	3,000,000	3,319,210
5.000%, 05/01/34	5,010,000	5,395,597
5.000%, 05/01/35	5,800,000	6,213,844

State of California, 5.000%, 09/01/29	4,075,000	4,336,276
5.000%, 11/01/30	11,575,000	13,445,288
5.000%, 04/01/32	5,000,000	5,943,240
5.000%, 10/01/36	5,000,000	5,880,920

Total California		68,822,601

Colorado - 0.4%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/33	4,260,000	4,575,489

Connecticut - 4.7%

Connecticut State Health & Educational Facilities Authority, 5.000%, 07/01/31	6,205,000	6,816,134
5.000%, 07/01/33	2,750,000	3,022,232
5.000%, 07/01/34	3,100,000	3,407,421

State of Connecticut Special Tax Revenue, Transportation Infrastructure, Series A 5.000%, 01/01/30	10,180,000	11,067,363

State of Connecticut Special Tax
Revenue, Series A 5.000%, 05/01/28	3,000,000	3,293,630

	Principal Amount	Value

State of Connecticut Special Tax Revenue, Series B 5.000%, 10/01/35	$7,500,000	$8,168,168

State of Connecticut Special Tax Revenue, Series C, 5.000%, 01/01/28	1,000,000	1,090,364
5.000%, 01/01/29	1,000,000	1,112,217
5.000%, 01/01/30	1,000,000	1,133,248
5.000%, 01/01/31	1,000,000	1,151,768
5.000%, 01/01/32	1,000,000	1,169,258

State of Connecticut, Series A 5.000%, 01/15/31	7,650,000	8,674,981

Total Connecticut		50,106,784

Delaware - 0.2%

Delaware River & Bay Authority, 5.000%, 01/01/32	1,040,000	1,218,604
5.000%, 01/01/33	1,100,000	1,285,569

Total Delaware		2,504,173

District of Columbia - 2.9%

District of Columbia, Series A 5.000%, 06/01/30	6,020,000	6,350,308

District of Columbia, Series B 5.000%, 06/01/31	5,080,000	5,588,257

District of Columbia, Series C, 5.000%, 12/01/33	5,000,000	5,947,004
5.000%, 12/01/34	6,000,000	7,092,386

Washington DC Convention & Sports Authority, Series A 5.000%, 10/01/27	5,475,000	5,932,117

Total District of Columbia		30,910,072

Florida - 3.7%

Central Florida Expressway Authority, (AGM) 5.000%, 07/01/28	4,460,000	4,918,075

Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	6,178,894

Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	10,146,455

Florida’s Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	7,453,636

Lee Memorial Health System, Series A1 5.000%, 04/01/34	5,645,000	6,108,568

Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	4,774,021

Total Florida		39,579,649

Georgia - 1.7%

Private Colleges & Universities Authority, Series A 5.000%, 09/01/32	5,000,000	5,926,261

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Georgia - 1.7% (continued)

Private Colleges & Universities
Authority, Series B 5.000%, 09/01/30	$10,365,000	$11,931,340

Total Georgia		17,857,601

Illinois - 7.6%

Chicago O’Hare International Airport, Series A 5.000%, 01/01/35	5,010,000	5,554,304

Chicago O’Hare International Airport, Senior Lien, Series A, 5.000%, 01/01/36	10,050,000	10,661,130
5.000%, 01/01/38	5,500,000	5,761,385

Illinois Finance Authority, Series A 4.000%, 08/15/37	5,910,000	5,801,448

Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	11,000,000	11,510,082

Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,735,000	10,118,035

Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A 5.000%, 01/01/30	10,110,000	11,178,743

State of Illinois, Series A 5.250%, 03/01/37	8,500,000	9,369,503

State of Illinois, Series B 5.000%, 05/01/34	10,000,000	11,110,237

Total Illinois		81,064,867

Indiana - 2.2%

Indiana Finance Authority, Series 1, 5.000%, 10/01/28	1,000,000	1,107,697
5.000%, 10/01/29	3,555,000	4,015,328

Indiana Finance Authority, Series A 5.000%, 02/01/32	5,000,000	5,799,147

Indiana Finance Authority, Series B 5.000%, 02/01/34	5,815,000	6,787,062

Indiana Finance Authority, Series C 5.000%, 06/01/29	4,800,000	5,380,240

Total Indiana		23,089,474

Iowa - 2.1%

Iowa Finance Authority 5.000%, 08/01/33	5,000,000	6,003,491

Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	16,381,556

Total Iowa		22,385,047

Kentucky - 0.6%

Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc. 5.000%, 10/01/29	5,505,000	5,728,408

	Principal Amount	Value

Louisiana - 1.5%

Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/40	$2,750,000	$3,013,227
5.000%, 07/01/42	11,500,000	12,422,199

Total Louisiana		15,435,426

Maine - 0.8%

Maine Turnpike Authority, 5.000%, 07/01/28	1,955,000	2,156,752
5.000%, 07/01/29	1,600,000	1,796,411
5.000%, 07/01/30	1,390,000	1,584,161
5.000%, 07/01/31	1,500,000	1,735,698
5.000%, 07/01/32	1,390,000	1,627,995

Total Maine		8,901,017

Maryland - 7.1%

Maryland State Transportation Authority 5.000%, 07/01/33	6,350,000	7,263,407

State of Maryland, Department of Transportation, 5.000%, 10/01/28	12,365,000	13,218,584
5.000%, 09/01/29	12,205,000	13,271,323

State of Maryland, Series C, 4.000%, 03/01/28	9,500,000	10,024,730
4.000%, 03/01/29	9,245,000	9,890,501

State of Maryland, Series D, 4.000%, 08/01/28	8,000,000	8,491,368
4.000%, 08/01/29	6,500,000	6,992,637

State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	6,740,164

Total Maryland		75,892,714

Massachusetts - 0.4%
Massachusetts Development Finance Agency 5.250%, 07/01/48	4,250,000	4,487,653

Michigan - 1.9%

Michigan Finance Authority,
Henry Ford Health System 5.000%, 11/15/29	8,000,000	8,362,558
Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	5,954,197

Wayne County Airport Authority, Series A, 5.000%, 12/01/37	2,285,000	2,531,892
5.000%, 12/01/38	1,405,000	1,549,078
5.000%, 12/01/39	1,800,000	1,976,357

Total Michigan		20,374,082

New Jersey - 6.1%

New Jersey Economic Development Authority, Series A 5.250%, 11/01/40	7,000,000	7,710,822

New Jersey Economic Development Authority, Series SSS, 5.250%, 06/15/36 [1]	3,000,000	3,265,024
5.250%, 06/15/37 [1]	2,000,000	2,154,862

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New Jersey - 6.1% (continued)

New Jersey State Turnpike Authority Revenue, Series B 5.000%, 01/01/28	$4,010,000	$4,368,830

New Jersey State Turnpike Authority Revenue, Series D 5.000%, 01/01/28	6,000,000	6,325,900

New Jersey Transportation Trust Fund Authority, Series A, 5.250%, 06/15/41	2,700,000	2,980,640
5.250%, 06/15/42	2,500,000	2,741,927

New Jersey Transportation Trust Fund Authority, Series B, 5.000%, 06/15/30	6,255,000	6,976,932
5.000%, 06/15/31	7,615,000	8,579,900
5.000%, 06/15/32	5,750,000	6,458,624
5.000%, 06/15/33	6,000,000	6,714,341

New Jersey Transportation Trust Fund Authority, Series BB 4.000%, 06/15/37	3,000,000	3,008,685

South Jersey Transportation Authority, 5.000%, 11/01/39	1,150,000	1,222,466
5.000%, 11/01/41	2,500,000	2,640,145

Total New Jersey		65,149,098

New Mexico - 1.3%

New Mexico Finance Authority, Series A, 5.000%, 06/15/28	4,470,000	4,931,015
5.000%, 06/15/30	7,500,000	8,587,007

Total New Mexico		13,518,022

New York - 15.5%

City of New York 5.000%, 08/01/34	5,000,000	5,904,681

City of New York, Series B-1 5.000%, 08/01/32	3,000,000	3,527,931

City of New York, Series C, 5.000%, 08/01/33	1,500,000	1,705,261
5.000%, 08/01/34	3,250,000	3,680,415

City of New York, Series L-5 5.000%, 04/01/33	6,500,000	7,468,299

Long Island Power Authority 5.000%, 09/01/35	5,030,000	5,521,963

Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B 5.000%, 11/15/27	14,225,000	15,038,896

Metropolitan Transportation Authority, Transit Revenue, Series F 5.000%, 11/15/28	4,760,000	4,901,448

New York City Transitional Finance Authority Building Aid Revenue, Series 1A, (State Aid Withholding) 5.000%, 07/15/32	10,835,000	12,563,409

	Principal Amount	Value

New York City Transitional Finance Authority Building Aid Revenue, Series S-3, (State Aid Withholding) 5.000%, 07/15/31	$5,080,000	$5,605,067

New York City Transitional Finance Authority Future Tax Secured Revenue, 5.000%, 11/01/31	2,500,000	2,897,625
5.000%, 11/01/32	4,000,000	4,627,968

New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, 5.000%, 02/01/36	1,000,000	1,146,586
5.000%, 02/01/37	7,000,000	7,845,485
5.000%, 02/01/39	4,000,000	4,470,386

New York State Dormitory Authority 4.000%, 05/01/39	2,000,000	1,941,336

New York State Dormitory Authority, Series A, 5.000%, 03/15/31	7,670,000	8,467,202
5.000%, 03/15/32	8,000,000	9,255,793
5.000%, 03/15/33	3,200,000	3,742,307

New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	8,714,963

New York State Urban Development Corp. 5.000%, 03/15/32	7,000,000	8,029,212

New York Transportation Development Corp., 4.000%, 10/31/41	1,250,000	1,141,207
4.000%, 10/31/46	1,500,000	1,319,377
5.000%, 12/01/30	1,000,000	1,104,316
5.000%, 12/01/31	1,100,000	1,214,398
5.000%, 12/01/32	1,450,000	1,595,128
5.000%, 12/01/33	1,000,000	1,098,078
5.000%, 12/01/36	10,000,000	10,599,820

Port Authority of New York & New Jersey, Series 221 5.000%, 07/15/32	6,545,000	7,173,264

Triborough Bridge & Tunnel Authority, 5.000%, 11/15/30	7,500,000	8,538,618
5.000%, 11/15/33	3,970,000	4,702,143

Total New York		165,542,582

North Carolina - 2.1%

County of Union NC Enterprise System Revenue, 1.750%, 06/01/34	3,300,000	2,666,284
1.750%, 06/01/35	4,225,000	3,306,300
1.850%, 06/01/36	4,315,000	3,315,988
2.125%, 06/01/40	3,350,000	2,445,801

North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	10,000,000	10,790,181

Total North Carolina		22,524,554

Ohio - 0.8%

Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	5,391,475

Ohio Water Development Authority Water Pollution Control Loan Fund, Series B 5.000%, 06/01/35	2,500,000	2,958,845

Total Ohio		8,350,320

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Oregon - 1.9%

Oregon State Lottery, Series C 5.000%, 04/01/27	$10,000,000	$10,317,564

Oregon State Lottery, Series D 5.000%, 04/01/28	9,225,000	9,522,705

Total Oregon		19,840,269

Pennsylvania - 3.5%

Allegheny County Airport Authority, Series A, 5.000%, 01/01/31	1,350,000	1,477,344
5.000%, 01/01/32	2,215,000	2,422,958

Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Series A 5.000%, 07/15/31	5,530,000	6,083,603

Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	8,492,738

Hospitals & Higher Education Facilities Authority of Philadelphia, (AGM) 4.000%, 07/01/38	2,500,000	2,410,726
4.000%, 07/01/39	2,000,000	1,911,884

Pennsylvania Economic Development Financing
Authority, 5.250%, 06/30/35	3,000,000	3,320,890
5.750%, 06/30/48	5,000,000	5,493,738

Pennsylvania Turnpike Commission, Series A 5.000%, 12/01/33	5,000,000	5,771,807

Total Pennsylvania		37,385,688

South Carolina - 1.1%

Richland County School District No 2, Series A, (South Carolina School District) 2.000%, 03/01/38	6,190,000	4,642,778
2.000%, 03/01/39	10,080,000	7,377,789

Total South Carolina		12,020,567

Tennessee - 0.6%

City of Chattanooga TN Electric Revenue 2.000%, 09/01/39	8,925,000	6,488,044

Texas - 10.5%

City of Corpus Christi Utility System Revenue, Junior Lien 5.000%, 07/15/29	3,125,000	3,429,747

City of Houston Airport System
Revenue, Series A, 4.000%, 07/01/35	1,100,000	1,101,528
4.000%, 07/01/36	1,100,000	1,098,095
5.000%, 07/01/34	2,835,000	3,115,985

City of San Antonio Electric & Gas Systems Revenue, Series A, 5.000%, 02/01/31	10,715,000	12,286,607
5.000%, 02/01/34	5,460,000	6,458,671
5.000%, 02/01/35	3,000,000	3,521,905
5.000%, 02/01/37	3,010,000	3,341,491
5.000%, 02/01/38	2,985,000	3,287,552

	Principal Amount	Value

County of Harris TX Toll Road Revenue, Series A 5.000%, 08/15/34	$5,000,000	$5,890,815

Dallas Area Rapid Transit, Senior Lien, (AMBAC) 5.250%, 12/01/28	8,865,000	9,916,015

Lamar Consolidated Independent School District 5.000%, 02/15/34	7,965,000	9,362,328

Lower Colorado River Authority 5.000%, 05/15/31	6,000,000	6,869,638

Lower Colorado River Authority, LCRA Transmission Services Corporation 5.000%, 05/15/29	3,815,000	3,861,885

North Texas Municipal Water District Water System Revenue, Refunding and Improvement 5.000%, 09/01/29	7,350,000	7,796,124

North Texas Tollway Authority, 2nd Tier, Series B, 5.000%, 01/01/31	2,000,000	2,093,071
5.000%, 01/01/32	3,010,000	3,197,667

North Texas Tollway Authority, Series A 5.250%, 01/01/38	4,500,000	4,984,720

Prosper Independent School District, Series A, (PSF-GTD) 1.750%, 02/15/34	3,565,000	2,864,342
1.750%, 02/15/35	5,155,000	4,026,030

State of Texas,Series A 5.000%, 10/01/29	5,000,000	5,209,679

Texas Private Activity Bond Surface Transportation Corp., Series A, 4.000%, 12/31/37	5,000,000	4,705,270
4.000%, 12/31/38	3,735,000	3,490,155

Total Texas		111,909,320

Utah - 2.1%

Intermountain Power Agency, Series A 5.000%, 07/01/34	5,250,000	6,054,041

Salt Lake City Corp. Airport Revenue, Series A, 5.000%, 07/01/29	3,450,000	3,683,060
5.000%, 07/01/30	6,585,000	7,034,628

University of Utah/The, Series B 5.000%, 08/01/37	5,000,000	5,678,279

Total Utah		22,450,008

Virginia - 1.5%

Virginia College Building Authority 5.000%, 02/01/33	8,250,000	9,834,317

Virginia Small Business Financing Authority, 4.000%, 01/01/37	3,000,000	2,911,338
4.000%, 01/01/38	3,000,000	2,855,035

Total Virginia		15,600,690

Washington - 3.9%

Energy Northwest, Series A 5.000%, 07/01/35	8,000,000	9,425,491

Port of Seattle, Series C 5.000%, 08/01/31	5,000,000	5,496,245

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Washington - 3.9% (continued)

State of Washington School Improvements, Series C
5.000%, 02/01/28	$7,370,000	$7,732,252

State of Washington, Series B
5.000%, 08/01/31	4,680,000	4,931,510

State of Washington, Series C
5.000%, 07/01/28	10,280,000	10,570,686

Washington Health Care Facilities Authority, Series A
5.000%, 08/01/38	3,270,000	3,421,993

Total Washington		41,578,177

West Virginia - 0.9%

West Virginia Parkways Authority,
5.000%, 06/01/37	1,750,000	1,962,744
5.000%, 06/01/38	2,000,000	2,230,971
5.000%, 06/01/39	5,150,000	5,722,051

Total West Virginia		9,915,766

Wisconsin - 1.6%

State of Wisconsin, Series 2
5.000%, 05/01/35	5,000,000	5,920,573

	Principal Amount	Value

Wisconsin State Revenue, Department of Transportation, Series 2 5.000%, 07/01/29	$10,405,000	$11,124,488

Total Wisconsin		17,045,061

Total Municipal Bonds
(Cost $1,097,038,565)		1,054,948,937

Short-Term Investments - 0.2%

Repurchase Agreements - 0.2%
Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $2,239,914 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $2,283,852)	2,239,000	2,239,000

Total Short-Term Investments (Cost $2,239,000)		2,239,000

Total Investments - 99.2%
(Cost $1,099,277,565)		1,057,187,937

Other Assets, less Liabilities - 0.8%		8,427,717

Net Assets - 100.0%		$1,065,615,654

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at June 30, 2023, amounted to $5,419,886, or 0.5% of net assets.

AGM         Assured Guaranty Municipal Corp.

AMBAC       American Municipal Bond Assurance Corp.

PSF-GTD    Permanent School Fund Guaranteed

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	—	$1,054,948,937	—	$1,054,948,937

Short-Term Investments

Repurchase Agreements	—	2,239,000	—	2,239,000

Total Investments in Securities	—	$1,057,187,937	—	$1,057,187,937

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Transportation	36.3

General Obligation	23.1

Medical	19.7

Education	8.5

Industrial Development	4.7

Tobacco Settlement	3.8

Utilities	2.2

Short-Term Investments	0.9

Other Assets, less Liabilities	0.8

Rating	% of Market Value

Aa/AA	10.1

A	50.4

Baa/BBB	39.5

TOP TEN HOLDINGS

Security Name	% of Net Assets

Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.2

Louisiana Stadium & Exposition District, Series A, 5.250%, 07/01/53	2.8

Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	2.7

Richland County School District No 2, Series A, 1.875%, 03/01/38	2.5

Chicago O’Hare International Airport, Senior Lien, Series A, 5.000%, 01/01/48	2.4

Philadelphia Authority for Industrial Development, 5.250%, 11/01/52	2.2

City of Chattanooga Electric Revenue, 2.000%, 09/01/40	2.2

Brevard County Health Facilities Authority, Series A, 5.000%, 04/01/47	2.1

Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.1

New York Transportation Development Corp., Revenue, 4.000%, 04/30/53	2.0

Top Ten as a Group	24.2

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB- or higher. Below investment grade ratings are credit ratings of BB+ or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Principal Amount	Value

Municipal Bonds - 98.3%

California - 5.6%

California Municipal Finance Authority, 5.000%, 05/15/43	$2,515,000	$2,569,366
5.000%, 05/15/48	3,855,000	3,912,673

California Municipal Finance Authority, Series A 4.000%, 02/01/51	1,260,000	1,157,069

Riverside County Transportation Commission, Series B1 4.000%, 06/01/46	2,095,000	1,983,730

Riverside County Transportation Commission, Series C 4.000%, 06/01/47	2,870,000	2,687,456

San Diego County Regional Airport Authority, Series B 4.000%, 07/01/51	1,675,000	1,549,693

Total California		13,859,987

Colorado - 4.4%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	4,185,000	4,320,345

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	5,395,000	6,510,711

Total Colorado		10,831,056

Connecticut - 2.6%

Connecticut State Health & Educational Facilities Authority, 4.000%, 07/01/39	2,515,000	2,371,012
4.000%, 07/01/40	2,845,000	2,655,694
4.000%, 07/01/42	1,465,000	1,342,743

Total Connecticut		6,369,449

Florida - 11.4%

Brevard County Health Facilities Authority, Series A 5.000%, 04/01/47	5,025,000	5,254,814

City of Tampa, Series B 5.000%, 07/01/50	2,065,000	2,104,727

County of Miami-Dade Seaport Department, Series 1, (AGM) 4.000%, 10/01/45	3,980,000	3,815,158

County of Miami-Dade Seaport Department, Series A 5.250%, 10/01/52	1,260,000	1,323,290

Escambia County Health Facilities Authority 4.000%, 08/15/50	5,065,000	4,382,122

Florida Development Finance Corp., 4.000%, 02/01/52	2,515,000	1,892,443
5.000%, 02/01/52	1,675,000	1,537,802

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	4,185,000	3,777,938

	Principal Amount	Value

Miami Beach Health Facilities Authority 4.000%, 11/15/46	$4,185,000	$3,794,686

Total Florida		27,882,980

Illinois - 9.6%

Chicago O’Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	5,650,000	5,811,704

Metropolitan Pier & Exposition Authority, 4.000%, 12/15/42	1,675,000	1,585,789
4.000%, 06/15/52	2,515,000	2,257,389
5.000%, 06/15/50	4,185,000	4,254,505

State of Illinois, 5.500%, 05/01/39	3,350,000	3,660,148
5.750%, 05/01/45	2,515,000	2,738,593

State of Illinois, Series A, 4.000%, 03/01/40	1,260,000	1,213,883
5.000%, 03/01/46	1,870,000	1,944,591

Total Illinois		23,466,602

Louisiana - 2.8%

Louisiana Stadium & Exposition District, Series A 5.250%, 07/01/53	6,250,000	6,786,217

Massachusetts - 2.4%

Massachusetts Development Finance Agency, 4.000%, 07/01/51	4,340,000	3,637,578
5.250%, 07/01/52	2,095,000	2,196,870

Total Massachusetts		5,834,448

Minnesota - 0.9%

Duluth Economic Development
Authority, Series A 5.000%, 02/15/48	2,140,000	2,162,948

Nebraska - 2.0%

Central Plains Energy Project #3, Series A 5.000%, 09/01/42	4,655,000	4,849,373

New Jersey - 11.4%

New Jersey Economic Development Authority 5.000%, 11/01/44	2,095,000	2,201,707

New Jersey Economic Development Authority, Series QQQ, 4.000%, 06/15/46	1,260,000	1,200,053
4.000%, 06/15/50	1,260,000	1,187,708

New Jersey Transportation Trust Fund Authority, 5.250%, 06/15/46	1,675,000	1,828,791
5.500%, 06/15/50	840,000	928,250

New Jersey Transportation Trust Fund Authority, Series AA, 4.000%, 06/15/45	1,675,000	1,601,355
4.000%, 06/15/50	1,675,000	1,578,898
5.000%, 06/15/45	840,000	888,518
5.000%, 06/15/50	1,260,000	1,328,449

New Jersey Transportation Trust Fund Authority, Series BB
5.000%, 06/15/44	1,465,000	1,528,218

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New Jersey - 11.4% (continued)

South Jersey Transportation Authority, 4.625%, 11/01/47	$2,930,000	$2,974,426
5.250%, 11/01/52	3,770,000	3,987,163

Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/46	2,095,000	2,142,414
5.250%, 06/01/46	2,755,000	2,859,661

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	1,605,000	1,611,155

Total New Jersey		27,846,766

New York - 12.8%

Metropolitan Transportation Authority, Series 1, 4.750%, 11/15/45	2,660,000	2,707,262
5.000%, 11/15/50	1,955,000	2,023,716
5.250%, 11/15/55	2,530,000	2,652,976

New York State Dormitory Authority 5.000%, 05/01/52	2,515,000	2,641,800

New York State Dormitory Authority, Series A, 4.000%, 07/01/47	1,675,000	1,512,379
4.000%, 07/01/52	1,775,000	1,563,866

New York State Thruway Authority, Series B 4.000%, 01/01/45	1,675,000	1,624,613

New York Transportation Development Corp., 4.000%, 12/01/39	1,530,000	1,487,523
4.000%, 12/01/41	1,590,000	1,530,862
4.000%, 04/30/53	5,790,000	4,921,085
5.000%, 12/01/40	4,185,000	4,347,996
5.000%, 12/01/41	4,185,000	4,332,764

Total New York		31,346,842

Pennsylvania - 10.9%

Allegheny County Airport Authority, Series A 5.000%, 01/01/51	4,185,000	4,343,407

Geisinger Authority 4.000%, 04/01/50	1,610,000	1,479,799

Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	3,980,000	4,106,884

Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	5,025,000	5,215,105

Pennsylvania Economic Development Financing Authority, (AGM) 5.000%, 12/31/57	1,050,000	1,073,886

Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	5,065,000	4,885,597

Philadelphia Authority for Industrial Development 5.250%, 11/01/52	5,185,000	5,508,036

Total Pennsylvania		26,612,714

Rhode Island - 2.2%

Rhode Island Health and Educational Building Corp. 5.000%, 11/01/53	2,500,000	2,661,677

	Principal Amount	Value

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	$2,755,000	$2,773,891

Total Rhode Island		5,435,568

South Carolina - 2.5%

Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	8,290,000	6,026,913

Tennessee - 2.2%

City of Chattanooga Electric Revenue 2.000%, 09/01/40	7,710,000	5,466,108

Texas - 9.4%

Central Texas Regional Mobility Authority, Series B, 4.000%, 01/01/51	1,705,000	1,593,975
5.000%, 01/01/45	1,620,000	1,700,281

City of Houston Airport System Revenue, Series A 4.000%, 07/01/48	1,260,000	1,175,512

Texas Private Activity Bond Surface Transportation Corp., 5.000%, 12/31/40	3,315,000	3,325,175
5.000%, 12/31/45	3,250,000	3,256,623
5.000%, 06/30/58	7,800,000	7,761,736

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	4,605,000	4,254,797

Total Texas		23,068,099

Virginia - 5.2%

Lynchburg Economic Development Authority 4.000%, 01/01/55	1,260,000	1,131,046

Virginia Small Business Financing Authority, 4.000%, 01/01/39	2,515,000	2,371,451
4.000%, 01/01/40	2,515,000	2,348,195
5.000%, 12/31/47	2,145,000	2,199,745
5.000%, 12/31/49	2,095,000	2,113,801
5.000%, 12/31/52	2,655,000	2,675,942
Total Virginia		12,840,180

Total Municipal Bonds
(Cost $260,753,567)		240,686,250

Short-Term Investments - 0.9%

Repurchase Agreements - 0.9%

Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $2,144,875 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $2,186,897)	2,144,000	2,144,000

Total Short-Term Investments
(Cost $2,144,000)		2,144,000

Total Investments - 99.2%
(Cost $262,897,567)		242,830,250

Other Assets, less Liabilities - 0.8%		2,015,282

Net Assets - 100.0%		$244,845,532

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

    AGM    Assured Guaranty Municipal Corp.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	—	$240,686,250	—	$240,686,250

Short-Term Investments

Repurchase Agreements	—	2,144,000	—	2,144,000

Total Investments in Securities	—	$242,830,250	—	$242,830,250

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) June 30, 2023

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Assets:

Investments at value[1] (including securities on loan valued at $18,075,876, $892,276, $1,691,491, $0, and $0, respectively)	$473,201,960	$40,027,823	$16,714,059	$1,057,187,937	$242,830,250

Cash	796	24,879	219	624	333

Receivable for investments sold	—	—	—	13,615,225	—

Interest receivables	4,546,386	340,758	218,983	12,877,067	2,256,597

Securities lending income receivable	3,486	755	1,786	—	—

Receivable for Fund shares sold	184,947	12,955	227	1,683,490	615,389

Receivable from affiliate	7,648	10,448	7,886	62,139	16,810

Prepaid expenses and other assets	32,600	20,943	14,838	80,834	32,006

Total assets	477,977,823	40,438,561	16,957,998	1,085,507,316	245,751,385

Liabilities:

Payable upon return of securities loaned	12,518,891	923,919	1,525,084	—	—

Payable for investments purchased	—	—	—	13,228,968	—

Payable for delayed delivery investments purchased	—	—	—	5,404,730	—

Payable for Fund shares repurchased	349,194	16,653	4,858	800,900	739,762

Accrued expenses:

Investment advisory and management fees	88,516	9,810	5,019	182,695	90,160

Administrative fees	57,728	4,905	1,930	131,627	30,052

Distribution fees	—	2,282	—	2,758	748

Shareholder service fees	66,213	1,399	1,724	45,053	10,312

Other	97,064	36,456	26,219	94,931	34,819

Total liabilities	13,177,606	995,424	1,564,834	19,891,662	905,853

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$464,800,217	$39,443,137	$15,393,164	$1,065,615,654	$244,845,532

[1] Investments at cost	$535,896,310	$44,038,736	$17,222,372	$1,099,277,565	$262,897,567

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Net Assets Represent:

Paid-in capital	$556,186,762	$49,680,306	$17,284,733	$1,123,879,031	$280,768,779

Total distributable loss	(91,386,545)	(10,237,169)	(1,891,569)	(58,263,377)	(35,923,247)

Net Assets	$464,800,217	$39,443,137	$15,393,164	$1,065,615,654	$244,845,532

Class N:

Net Assets	$283,555,047	$10,881,076	$6,537,157	$13,579,365	$3,398,346

Shares outstanding	13,242,263	1,207,280	321,177	1,208,706	380,298

Net asset value, offering and redemption price per share	$21.41	$9.01	$20.35	$11.23	$8.94

Class I:

Net Assets	$181,245,170	$20,176,301	$8,856,007	$1,052,036,289	$241,329,704

Shares outstanding	8,463,247	2,230,463	435,311	93,095,713	27,872,214

Net asset value, offering and redemption price per share	$21.42	$9.05	$20.34	$11.30	$8.66

Class Z:

Net Assets	—	$8,385,760	—	—	$117,482

Shares outstanding	—	927,264	—	—	13,571

Net asset value, offering and redemption price per share	—	$9.04	—	—	$8.66

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended June 30, 2023

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Investment Income:

Interest income	$8,237,367	$740,629	$448,167	$12,799,939	$4,840,286

Securities lending income	22,610	6,604	19,858	—	—

Foreign withholding tax	(6,750)	(89)	(211)	—	—

Total investment income	8,253,227	747,144	467,814	12,799,939	4,840,286

Expenses:

Investment advisory and management fees	553,664	59,924	33,153	1,100,165	576,281

Administrative fees	361,085	29,962	12,751	792,581	192,094

Distribution fees - Class N	—	13,828	—	17,035	4,468

Shareholder servicing fees - Class N	367,567	—	8,385	9,496	2,681

Shareholder servicing fees - Class I	46,848	7,824	2,573	260,787	63,109

Professional fees	42,797	25,891	22,405	50,553	26,375

Custodian fees	31,183	13,917	10,904	46,116	18,396

Reports to shareholders	25,271	4,365	1,611	19,728	4,903

Registration fees	25,220	18,165	13,751	73,985	24,097

Trustee fees and expenses	17,799	1,456	627	38,691	8,751

Transfer agent fees	13,981	1,536	586	18,130	3,805

Interest expense	—	—	—	287	—

Miscellaneous	13,011	2,387	1,141	22,893	5,223

Total expenses before offsets	1,498,426	179,255	107,887	2,450,447	930,183

Expense reimbursements	(48,901)	(61,507)	(46,774)	(366,264)	(103,906)

Net expenses	1,449,525	117,748	61,113	2,084,183	826,277

Net investment income	6,803,702	629,396	406,701	10,715,756	4,014,009

Net Realized and Unrealized Gain:

Net realized loss on investments	(8,222,850)	(1,019,583)	(145,947)	(5,930,937)	(5,063,318)[1]

Net change in unrealized appreciation/depreciation on investments	15,664,532	1,463,837	376,267	18,259,190	15,310,153

Net realized and unrealized gain	7,441,682	444,254	230,320	12,328,253	10,246,835

Net increase in net assets resulting from operations	$14,245,384	$1,073,650	$637,021	$23,044,009	$14,260,844

1 Includes realized losses of $4,997,167 relating to redemptions in-kind. See note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022

	AMG GW&K ESG Bond Fund		AMG GW&K Enhanced Core Bond ESG Fund		AMG GW&K High Income Fund

	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$6,803,702	$12,222,196	$629,396	$1,041,080	$406,701	$618,650

Net realized loss on investments	(8,222,850)	(19,299,747)	(1,019,583)	(2,654,300)	(145,947)	(1,149,384)

Net change in unrealized appreciation/depreciation on investments	15,664,532	(84,052,548)	1,463,837	(5,951,857)	376,267	(961,928)

Net increase (decrease) in net assets resulting from operations	14,245,384	(91,130,099)	1,073,650	(7,565,077)	637,021	(1,492,662)

Distributions to Shareholders:

Class N	(4,139,989)	(7,736,535)	(166,156)	(235,849)	(163,111)	(277,251)

Class I	(2,823,469)	(5,885,301)	(315,096)	(537,618)	(255,311)	(410,014)

Class Z	—	—	(141,793)	(268,295)	—	—

Total distributions to shareholders	(6,963,458)	(13,621,836)	(623,045)	(1,041,762)	(418,422)	(687,265)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(35,488,355)	(157,179,741)	(1,454,341)	(11,796,222)	(2,093,984)	(1,875,236)

Total decrease in net assets	(28,206,429)	(261,931,676)	(1,003,736)	(20,403,061)	(1,875,385)	(4,055,163)

Net Assets:

Beginning of period	493,006,646	754,938,322	40,446,873	60,849,934	17,268,549	21,323,712

End of period	$464,800,217	$493,006,646	$39,443,137	$40,446,873	$15,393,164	$17,268,549

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022

	AMG GW&K Municipal Bond Fund		AMG GW&K Municipal Enhanced Yield Fund

	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$10,715,756	$19,705,256	$4,014,009	$8,043,373

Net realized loss on investments	(5,930,937)	(10,312,359)	(5,063,318)	(10,807,395)

Net change in unrealized appreciation/depreciation on investments	18,259,190	(113,439,737)	15,310,153	(60,592,633)

Net increase (decrease) in net assets resulting from operations	23,044,009	(104,046,840)	14,260,844	(63,356,655)

Distributions to Shareholders:

Class N	(116,880)	(212,610)	(51,473)	(79,222)

Class I	(10,530,006)	(21,345,146)	(3,961,524)	(8,871,256)

Class Z	—	—	(1,861)	(3,685)

Total distributions to shareholders	(10,646,886)	(21,557,756)	(4,014,858)	(8,954,163)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(28,043,981)	(142,203,031)	(24,394,500)	(53,225,598)

Total decrease in net assets	(15,646,858)	(267,807,627)	(14,148,514)	(125,536,416)

Net Assets:

Beginning of period	1,081,262,512	1,349,070,139	258,994,046	384,530,462

End of period	$1,065,615,654	$1,081,262,512	$244,845,532	$258,994,046

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class N	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$21.11	$24.88	$28.12	$27.14	$25.49	$26.97

Income (loss) from Investment Operations:

Net investment income[1,2]	0.29	0.44	0.44	0.90	0.94	0.84

Net realized and unrealized gain (loss) on investments	0.31	(3.70)	(0.83)	1.03	1.85	(1.33)

Total income (loss) from investment operations	0.60	(3.26)	(0.39)	1.93	2.79	(0.49)

Less Distributions to Shareholders from:

Net investment income	(0.30)	(0.47)	(0.47)	(0.88)	(0.98)	(0.80)

Net realized gain on investments	—	(0.04)	(2.38)	(0.07)	(0.16)	(0.19)

Total distributions to shareholders	(0.30)	(0.51)	(2.85)	(0.95)	(1.14)	(0.99)

Net Asset Value, End of Period	$21.41	$21.11	$24.88	$28.12	$27.14	$25.49

Total Return[2,3]	2.86%[4]	(13.17)%	(1.29)%	7.34%	11.10%	(1.82)%

Ratio of net expenses to average net assets	0.68%[5]	0.68%	0.69%[6]	0.71%	0.72%[7]	0.98%[6]

Ratio of gross expenses to average net assets[8]	0.70%[5]	0.69%	0.69%[6]	0.72%	0.73%[7]	0.98%[6]

Ratio of net investment income to average net assets[2]	2.75%[5]	1.98%	1.71%	3.31%	3.53%	3.19%

Portfolio turnover	10%[4]	23%	186%	25%	20%	9%

Net assets end of period (000’s) omitted	$283,555	$301,028	$427,818	$555,124	$618,381	$715,468

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class I	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$21.12	$24.89	$28.13	$27.14	$25.49	$26.97

Income (loss) from Investment Operations:

Net investment income[1,2]	0.32	0.49	0.50	0.95	0.99	0.86

Net realized and unrealized gain (loss) on investments	0.30	(3.71)	(0.83)	1.05	1.85	(1.32)

Total income (loss) from investment operations	0.62	(3.22)	(0.33)	2.00	2.84	(0.46)

Less Distributions to Shareholders from:

Net investment income	(0.32)	(0.51)	(0.53)	(0.94)	(1.03)	(0.83)

Net realized gain on investments	—	(0.04)	(2.38)	(0.07)	(0.16)	(0.19)

Total distributions to shareholders	(0.32)	(0.55)	(2.91)	(1.01)	(1.19)	(1.02)

Net Asset Value, End of Period	$21.42	$21.12	$24.89	$28.13	$27.14	$25.49

Total Return[2,3]	2.96%[4]	(12.99)%	(1.05)%	7.57%	11.32%	(1.72)%

Ratio of net expenses to average net assets	0.48%[5]	0.48%	0.49%[6]	0.50%	0.52%[7]	0.88%[6]

Ratio of gross expenses to average net assets[8]	0.50%[5]	0.49%	0.49%[6]	0.51%	0.53%[7]	0.88%[6]

Ratio of net investment income to average net assets[2]	2.95%[5]	2.18%	1.91%	3.52%	3.73%	3.29%

Portfolio turnover	10%[4]	23%	186%	25%	20%	9%

Net assets end of period (000’s) omitted	$181,245	$191,979	$327,121	$546,698	$605,353	$1,094,820

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Ratio includes recapture of reimbursed fees from prior years amounting to less than 0.01% and 0.04% for the fiscal year ended December 31, 2021 and December 31, 2018, respectively.

[7]	Includes 0.01% of extraordinary expense related to legal expense in support of an investment held in the portfolio.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class N	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.92	$10.61	$10.90	$10.15	$9.43	$9.81

Income (loss) from Investment Operations:

Net investment income[1,2]	0.14	0.19	0.14	0.20	0.24	0.23

Net realized and unrealized gain (loss) on investments	0.09	(1.69)	(0.28)	0.75	0.73	(0.38)

Total income (loss) from investment operations	0.23	(1.50)	(0.14)	0.95	0.97	(0.15)

Less Distributions to Shareholders from:

Net investment income	(0.14)	(0.19)	(0.14)	(0.20)	(0.25)	(0.23)

Paid in capital	—	—	(0.01)	—	—	—

Total distributions to shareholders	(0.14)	(0.19)	(0.15)	(0.20)	(0.25)	(0.23)

Net Asset Value, End of Period	$9.01	$8.92	$10.61	$10.90	$10.15	$9.43

Total Return[2,3]	2.53%[4]	(14.17)%	(1.26)%	9.41%	10.35%	(1.48)%

Ratio of net expenses to average net assets	0.73%[5]	0.73%	0.73%	0.73%	0.73%	0.73%

Ratio of gross expenses to average net assets[6]	1.04%[5]	1.00%	0.93%	1.06%	1.16%	0.99%

Ratio of net investment income to average net assets[2]	3.01%[5]	1.99%	1.32%	1.86%	2.43%	2.45%

Portfolio turnover	26%[4]	54%	86%	101%	71%	26%

Net assets end of period (000’s) omitted	$10,881	$10,680	$13,736	$15,794	$14,779	$12,884

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended		For the fiscal years ended December 31,
	June 30, 2023

Class I	(unaudited)		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.95		$10.65	$10.94	$10.19	$9.47	$9.85

Income (loss) from Investment Operations:

Net investment income[1,2]	0.14		0.21	0.16	0.22	0.26	0.25

Net realized and unrealized gain (loss) on investments	0.10		(1.70)	(0.28)	0.75	0.73	(0.38)

Total income (loss) from investment operations	0.24		(1.49)	(0.12)	0.97	0.99	(0.13)

Less Distributions to Shareholders from:

Net investment income	(0.14)		(0.21)	(0.16)	(0.22)	(0.27)	(0.25)

Paid in capital	—		—	(0.01)	—	—	—

Total distributions to shareholders	(0.14)		(0.21)	(0.17)	(0.22)	(0.27)	(0.25)

Net Asset Value, End of Period	$9.05		$8.95	$10.65	$10.94	$10.19	$9.47

Total Return[2,3]	2.72%[4]		(14.07)%	(1.07)%	9.57%	10.51%	(1.27)%

Ratio of net expenses to average net assets	0.56%[5]		0.56%	0.56%	0.55%	0.55%	0.54%

Ratio of gross expenses to average net assets[6]	0.87%[5]		0.83%	0.76%	0.88%	0.98%	0.80%

Ratio of net investment income to average net assets[2]	3.18	%5	2.16%	1.49%	2.04%	2.62%	2.64%

Portfolio turnover	26%[4]		54%	86%	101%	71%	26%

Net assets end of period (000’s) omitted	$20,176		$19,890	$33,402	$27,800	$8,502	$5,967

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class Z	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.95	$10.65	$10.93	$10.18	$9.46	$9.84

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.21	0.17	0.22	0.27	0.26

Net realized and unrealized gain (loss) on investments	0.09	(1.69)	(0.27)	0.75	0.72	(0.38)

Total income (loss) from investment operations	0.24	(1.48)	(0.10)	0.97	0.99	(0.12)

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.22)	(0.17)	(0.22)	(0.27)	(0.26)

Paid in capital	—	—	(0.01)	—	—	—

Total distributions to shareholders	(0.15)	(0.22)	(0.18)	(0.22)	(0.27)	(0.26)

Net Asset Value, End of Period	$9.04	$8.95	$10.65	$10.93	$10.18	$9.46

Total Return[2,3]	2.65%[4]	(14.00)%	(0.92)%	9.65%	10.59%	(1.23)%

Ratio of net expenses to average net assets	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.48%

Ratio of gross expenses to average net assets[6]	0.79%[5]	0.75%	0.68%	0.81%	0.91%	0.74%

Ratio of net investment income to average net assets[2]	3.26%[5]	2.24%	1.57%	2.11%	2.72%	2.70%

Portfolio turnover	26%[4]	54%	86%	101%	71%	26%

Net assets end of period (000’s) omitted	$8,386	$9,877	$13,712	$11,552	$10,080	$15,254

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K High Income Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class N	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$20.11	$22.46	$22.23	$21.52	$20.04	$21.06

Income (loss) from Investment Operations:

Net investment income[1,2]	0.47	0.67	0.53	0.51	0.57	0.69

Net realized and unrealized gain (loss) on investments	0.26	(2.20)	0.28	2.09	0.98	(1.57)

Total income (loss) from investment operations	0.73	(1.53)	0.81	2.60	1.55	(0.88)

Less Distributions to Shareholders from:

Net investment income	(0.49)	(0.77)	(0.53)	(0.48)	(0.07)	(0.14)

Net realized gain on investments	—	(0.05)	(0.05)	(1.41)	—	—

Total distributions to shareholders	(0.49)	(0.82)	(0.58)	(1.89)	(0.07)	(0.14)

Net Asset Value, End of Period	$20.35	$20.11	$22.46	$22.23	$21.52	$20.04

Total Return[2,3]	3.65%[4]	(6.80)%	3.67%	12.16%	7.67%	(4.18)%

Ratio of net expenses to average net assets	0.84%[5]	0.86%[6]	0.84%	0.89%	0.89%	0.89%

Ratio of gross expenses to average net assets[7]	1.39%[5]	1.32%	1.37%	1.70%	1.87%	1.52%

Ratio of net investment income to average net assets[2]	4.66%[5]	3.22%	2.36%	2.28%	2.70%	3.34%

Portfolio turnover	10%[4]	74%	97%	157%	52%	60%

Net assets end of period (000’s) omitted	$6,537	$6,528	$8,157	$10,302	$9,638	$10,365

AMG GW&K High Income Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,	For the fiscal period ended December 31,
	June 30, 2023

Class I	(unaudited)	2022	2021[8]

Net Asset Value, Beginning of Period	$20.10	$22.45	$22.27

Income (loss) from Investment Operations:

Net investment income[1,2]	0.49	0.71	0.46

Net realized and unrealized gain (loss) on investments	0.26	(2.20)	0.35

Total income (loss) from investment operations	0.75	(1.49)	0.81

Less Distributions to Shareholders from:

Net investment income	(0.51)	(0.81)	(0.58)

Net realized gain on investments	—	(0.05)	(0.05)

Total distributions to shareholders	(0.51)	(0.86)	(0.63)

Net Asset Value, End of Period	$20.34	$20.10	$22.45

Total Return[2,3]	3.75%[4]	(6.63)%	3.68%[4]

Ratio of net expenses to average net assets	0.64%[5]	0.66%[6]	0.64%[5]

Ratio of gross expenses to average net assets[7]	1.19%[5]	1.12%	1.17%[5]

Ratio of net investment income to average net assets[2]	4.86%[5]	3.42%	2.56%[5]

Portfolio turnover	10%[4]	74%	97%

Net assets end of period (000’s) omitted	$8,856	$10,740	$13,166

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense totaling 0.02% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Commencement of operations was on March 15, 2021.

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class N	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$11.11	$12.24	$12.45	$12.12	$11.48	$11.60

Income (loss) from Investment Operations:

Net investment income[1,2]	0.09	0.15	0.13	0.15	0.19	0.17

Net realized and unrealized gain (loss) on investments	0.13	(1.10)	(0.11)	0.33	0.64	(0.11)

Total income (loss) from investment operations	0.22	(0.95)	0.02	0.48	0.83	0.06

Less Distributions to Shareholders from:

Net investment income	(0.10)	(0.16)	(0.13)	(0.15)	(0.19)	(0.18)

Net realized gain on investments	—	(0.02)	(0.10)	—	—	(0.00)[3]

Total distributions to shareholders	(0.10)	(0.18)	(0.23)	(0.15)	(0.19)	(0.18)

Net Asset Value, End of Period	$11.23	$11.11	$12.24	$12.45	$12.12	$11.48

Total Return[2,4]	1.94%[5]	(7.80)%	0.10%	4.31%	7.29%	0.54%

Ratio of net expenses to average net assets	0.73%[6]	0.72%	0.71%	0.71%	0.71%	0.71%

Ratio of gross expenses to average net assets[7]	0.80%[6]	0.78%	0.76%	0.77%	0.78%	0.77%

Ratio of net investment income to average net assets[2]	1.69%[6]	1.35%	1.01%	1.25%	1.59%	1.53%

Portfolio turnover	20%[5]	20%	24%	17%	18%	35%

Net assets end of period (000’s) omitted	$13,579	$12,972	$17,112	$18,153	$18,711	$17,445

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class I	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$11.18	$12.31	$12.52	$12.18	$11.54	$11.66

Income (loss) from Investment Operations:

Net investment income[1,2]	0.11	0.19	0.17	0.19	0.23	0.21

Net realized and unrealized gain (loss) on investments	0.12	(1.11)	(0.11)	0.34	0.64	(0.12)

Total income (loss) from investment operations	0.23	(0.92)	0.06	0.53	0.87	0.09

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.19)	(0.17)	(0.19)	(0.23)	(0.21)

Net realized gain on investments	—	(0.02)	(0.10)	—	—	(0.00)[3]

Total distributions to shareholders	(0.11)	(0.21)	(0.27)	(0.19)	(0.23)	(0.21)

Net Asset Value, End of Period	$11.30	$11.18	$12.31	$12.52	$12.18	$11.54

Total Return[2,4]	2.10%[5]	(7.45)%	0.43%	4.70%	7.58%	0.87%

Ratio of net expenses to average net assets	0.39%[6]	0.39%	0.39%	0.39%	0.39%	0.39%

Ratio of gross expenses to average net assets[7]	0.46%[6]	0.45%	0.44%	0.45%	0.46%	0.45%

Ratio of net investment income to average net assets[2]	2.03%[6]	1.68%	1.33%	1.57%	1.91%	1.85%

Portfolio turnover	20%[5]	20%	24%	17%	18%	35%

Net assets end of period (000’s) omitted	$1,052,036	$1,068,290	$1,331,958	$1,287,667	$1,014,514	$940,553

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class N	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.56	$10.74	$10.69	$10.42	$9.69	$10.02

Income (loss) from Investment Operations:

Net investment income[1,2]	0.12	0.22	0.20	0.23	0.26	0.27

Net realized and unrealized gain (loss) on investments	0.38	(2.17)	0.18	0.37	0.78	(0.33)

Total income (loss) from investment operations	0.50	(1.95)	0.38	0.60	1.04	(0.06)

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.20)	(0.19)	(0.21)	(0.25)	(0.15)

Net realized gain on investments	—	(0.03)	(0.14)	(0.12)	(0.06)	—

Paid in capital	—	—	—	—	—	(0.12)

Total distributions to shareholders	(0.12)	(0.23)	(0.33)	(0.33)	(0.31)	(0.27)

Net Asset Value, End of Period	$8.94	$8.56	$10.74	$10.69	$10.42	$9.69

Total Return[2,3]	5.87%[4]	(18.19)%	3.59%	5.95%	10.92%	(0.55)%

Ratio of net expenses to average net assets	0.99%[5]	0.99%	0.99%	0.99%	0.99%	0.99%

Ratio of gross expenses to average net assets[6]	1.07%[5]	1.07%	1.05%	1.07%	1.08%	1.08%

Ratio of net investment income to average net assets[2]	2.79%[5]	2.39%	1.85%	2.17%	2.56%	2.79%

Portfolio turnover	6%[4]	45%	61%	81%	40%	89%

Net assets end of period (000’s) omitted	$3,398	$2,955	$14,923	$5,015	$5,722	$7,283

AMG GW&K Municipal Enhanced Yield Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class I	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.30	$10.43	$10.40	$10.15	$9.45	$10.01

Income (loss) from Investment Operations:

Net investment income[1,2]	0.13	0.24	0.23	0.25	0.29	0.31

Net realized and unrealized gain (loss) on investments	0.37	(2.09)	0.17	0.37	0.76	(0.32)

Total income (loss) from investment operations	0.50	(1.85)	0.40	0.62	1.05	(0.01)

Less Distributions to Shareholders from:

Net investment income	(0.14)	(0.25)	(0.23)	(0.25)	(0.29)	(0.31)

Net realized gain on investments	—	(0.03)	(0.14)	(0.12)	(0.06)	—

Paid in capital	—	—	—	—	—	(0.24)

Total distributions to shareholders	(0.14)	(0.28)	(0.37)	(0.37)	(0.35)	(0.55)

Net Asset Value, End of Period	$8.66	$8.30	$10.43	$10.40	$10.15	$9.45

Total Return[2,3]	6.00%[4]	(17.86)%	3.94%	6.31%	11.28%	(0.07)%

Ratio of net expenses to average net assets	0.64%[5]	0.64%	0.64%	0.64%	0.64%	0.64%

Ratio of gross expenses to average net assets[6]	0.72%[5]	0.72%	0.70%	0.72%	0.73%	0.73%

Ratio of net investment income to average net assets[2]	3.14%[5]	2.74%	2.20%	2.52%	2.91%	3.14%

Portfolio turnover	6%[4]	45%	61%	81%	40%	89%

Net assets end of period (000’s) omitted	$241,330	$255,928	$369,473	$323,439	$273,228	$203,867

AMG GW&K Municipal Enhanced Yield Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class Z	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.30	$10.43	$10.40	$10.15	$9.44	$10.01

Income (loss) from Investment Operations:

Net investment income[1,2]	0.14	0.25	0.24	0.26	0.30	0.31

Net realized and unrealized gain (loss) on investments	0.36	(2.10)	0.17	0.37	0.76	(0.32)

Total income (loss) from investment operations	0.50	(1.85)	0.41	0.63	1.06	(0.01)

Less Distributions to Shareholders from:

Net investment income	(0.14)	(0.25)	(0.24)	(0.26)	(0.29)	(0.32)

Net realized gain on investments	—	(0.03)	(0.14)	(0.12)	(0.06)	—

Paid in capital	—	—	—	—	—	(0.24)

Total distributions to shareholders	(0.14)	(0.28)	(0.38)	(0.38)	(0.35)	(0.56)

Net Asset Value, End of Period	$8.66	$8.30	$10.43	$10.40	$10.15	$9.44

Total Return[2,3]	6.03%[4]	(17.82)%	3.99%	6.37%	11.45%	(0.09)%

Ratio of net expenses to average net assets	0.59%[5]	0.59%	0.59%	0.59%	0.59%	0.59%

Ratio of gross expenses to average net assets[6]	0.67%[5]	0.67%	0.65%	0.67%	0.68%	0.68%

Ratio of net investment income to average net assets[2]	3.19%[5]	2.79%	2.25%	2.57%	2.96%	3.19%

Portfolio turnover	6%[4]	45%	61%	81%	40%	89%

Net assets end of period (000’s) omitted	$117	$111	$135	$130	$120	$108

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

Notes to Financial Statements (unaudited) June 30, 2023

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds, AMG Funds II (“Trust II”) and AMG Funds III (“Trust III”) (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”), AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), Trust II: AMG GW&K Enhanced Core Bond ESG Fund (“Enhanced Core Bond ESG”) and Trust III: AMG GW&K ESG Bond Fund (“ESG Bond”) and AMG GW&K High Income Fund (“High Income”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. All Funds offer Class N shares and Class I shares; and Enhanced Core Bond ESG and Municipal Enhanced offer Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions

Notes to Financial Statements (continued)

that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Interest income on foreign securities is recorded gross of any withholding tax. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly by the Funds. Fund distributions resulting from realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There are no permanent differences during the year. Temporary differences are primarily due to: for ESG Bond, Enhanced Core Bond ESG, High Income and Municipal Enhanced, wash sale loss deferrals; for ESG Bond and High Income, premium amortization on callable bonds. Municipal Bond had no temporary differences.

At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Depreciation

ESG Bond	$535,896,310	$1,807,044	$(64,501,394)	$(62,694,350)

Enhanced Core Bond ESG	44,038,736	9,928	(4,020,841)	(4,010,913)

High Income	17,222,372	46,038	(554,351)	(508,313)

Municipal Bond	1,099,277,565	4,035,665	(46,125,293)	(42,089,628)

Municipal Enhanced	262,897,567	1,974,518	(22,041,835)	(20,067,317)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2022, the Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Notes to Financial Statements (continued)

Fund	Short-Term	Long-Term	Total

ESG Bond	$7,220,366	$12,392,695	$19,613,061

Enhanced Core Bond ESG	2,475,319	2,481,420	4,956,739

High Income	397,484	790,743	1,188,227

Fund	Short-Term	Long-Term	Total

Municipal Bond	$2,786,859	$7,525,500	10,312,359

Municipal Enhanced	3,966,598	6,842,755	10,809,353

g. CAPITAL STOCK

Each Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each applicable Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. For the six months ended June 30, 2023, Municipal Enhanced transferred securities and cash to certain shareholders in connection with redemptions in-kind transactions in the amount of $46,736,183. For the purposes of U.S. GAAP, the transactions were treated as sales of securities and the resulting gain or loss was recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022, the capital stock transactions by class for the Funds were as follows:

	ESG Bond				Enhanced Core Bond ESG

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	182,269	$3,924,158	434,859	$9,802,580	241,710	$2,185,832	151,245	$1,447,268

Shares issued in reinvestment of distributions	190,052	4,086,413	345,800	7,627,326	15,094	136,784	20,650	192,586

Shares redeemed	(1,387,029)	(29,927,861)	(3,716,450)	(83,888,821)	(246,746)	(2,255,963)	(268,963)	(2,557,723)

Net increase (decrease)	(1,014,708)	$(21,917,290)	(2,935,791)	$(66,458,915)	10,058	$66,653	(97,068)	$(917,869)

Class I:

Shares sold	513,507	$11,063,687	1,292,769	$29,148,121	288,996	$2,644,696	1,447,204	$13,969,790

Shares issued in reinvestment of distributions	126,941	2,729,801	256,042	5,663,172	33,634	305,987	55,346	519,860

Shares redeemed	(1,268,325)	(27,364,553)	(5,602,000)	(125,532,119)	(313,696)	(2,864,359)	(2,416,748)	(23,744,821)

Net increase (decrease)	(627,877)	$(13,571,065)	(4,053,189)	$(90,720,826)	8,934	$86,324	(914,198)	$(9,255,171)

Class Z:

Shares sold	—	—	—	—	90,089	$823,404	147,673	$1,476,721

Shares issued in reinvestment of distributions	—	—	—	—	15,102	137,421	27,916	261,662

Shares redeemed	—	—	—	—	(281,364)	(2,568,143)	(359,946)	(3,361,565)

Net decrease	—	—	—	—	(176,173)	$(1,607,318)	(184,357)	$(1,623,182)

	High Income				Municipal Bond

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	48,766	$1,003,756	18,712	$389,945	217,961	$2,464,012	647,098	$7,349,629

Shares issued in reinvestment of distributions	7,759	157,945	13,040	267,721	8,945	100,818	16,904	188,374

Shares redeemed	(59,984)	(1,228,417)	(70,270)	(1,469,556)	(185,350)	(2,087,267)	(895,246)	(10,012,745)

Net increase (decrease)	(3,459)	$(66,716)	(38,518)	$(811,890)	41,556	$477,563	(231,244)	$(2,474,742)

Notes to Financial Statements (continued)

	High Income				Municipal Bond

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Shares sold	18,093	$368,992	484,312	$9,834,594	20,415,598	$232,564,518	81,732,933	$917,700,640

Shares issued in reinvestment of distributions	12,550	255,311	19,941	410,014	690,221	7,823,045	1,484,035	16,631,130

Shares redeemed	(129,658)	(2,651,571)	(556,443)	(11,307,954)	(23,572,806)	(268,909,107)	(95,879,229)	(1,074,060,059)

Net decrease	(99,015)	$(2,027,268)	(52,190)	$(1,063,346)	(2,466,987)	$(28,521,544)	(12,662,261)	$(139,728,289)

	Municipal Enhanced

	June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount

Class N:

Shares sold	626,970	$5,611,245	616,950	$5,797,292

Shares issued in reinvestment of distributions	3,698	32,848	5,976	53,425

Shares redeemed	(595,467)	(5,344,274)	(1,667,635)	(16,584,715)

Net increase (decrease)	35,201	$299,819	(1,044,709)	$(10,733,998)

Class I:

Shares sold	7,873,807	$67,979,514	12,933,675	$112,341,447

Shares issued in reinvestment of distributions	182,386	1,568,899	534,430	4,664,114

Shares redeemed	(11,012,114)	(94,244,593)[1]	(18,061,842)	(159,500,846)

Net decrease	(2,955,921)	$(24,696,180)	(4,593,737)	$(42,495,285)

Class Z:

Shares issued in reinvestment of distributions	216	$1,861	423	$3,685

Net increase	216	$1,861	423	$3,685

[1]	Includes redemption in-kind in the amount of $46,736,183.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2023, the market value of Repurchase Agreements outstanding for ESG Bond, Enhanced Core Bond ESG, High Income, Municipal Bond Fund and Municipal Enhanced Yield was $17,700,891, $1,160,919, $1,573,084, $2,239,000 and $2,144,000, respectively.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in

Notes to Financial Statements (continued)

securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Fund does offset the receivable and payable for delayed delivery investments purchased and sold. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

At June 30, 2023, the market value of delayed delivery securities held in Municipal Bond amounted to $5,419,886.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into investment advisory agreements under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser(s) for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2023, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

ESG Bond	0.23%
Enhanced Core Bond ESG	0.30%

High Income	0.39%

Municipal Bond
on first $25 million	0.35%

on next $25 million	0.30%
on next $50 million	0.25%

on balance over $100 million	0.20%
Municipal Enhanced	0.45%

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2024, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of ESG Bond, Enhanced Core Bond ESG, High Income, Municipal Bond, and Municipal Enhanced to the annual rate of 0.43%, 0.48%, 0.59%, 0.34%, and 0.59%, respectively, of each Fund’s average daily net assets

(this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Boards, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended June 30, 2023, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

ESG Bond	$48,901	—

Enhanced Core Bond ESG	61,507	—

High Income	46,774	—

Municipal Bond	366,264	—

Municipal Enhanced	103,906	—

At June 30, 2023, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	ESG Bond	Enhanced Core Bond ESG	High Income

Less than 1 year	$36,901	$122,320	$77,004

1-2 years	51,752	116,556	98,613

2-3 years	86,383	132,628	92,100

Total	$175,036	$371,504	$267,717

Expiration Period	Municipal Bond	Municipal Enhanced

Less than 1 year	$702,073	$239,668

1-2 years	719,840	230,877

2-3 years	748,214	217,439

Total	$2,170,127	$687,984

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder

Notes to Financial Statements (continued)

services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Enhanced Core Bond ESG, Municipal Bond and Municipal Enhanced may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of Enhanced Core Bond ESG, Municipal Bond and Municipal Enhanced average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of Enhanced Core Bond ESG, Municipal Bond and Municipal Enhanced for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of ESG Bond, High Income, Municipal Bond, Municipal Enhanced, and for Enhanced Core Bond ESG’s Class I shares, the Boards have approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2023, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

ESG Bond

Class N	0.25%	0.25%

Class I	0.05%	0.05%

Enhanced Core Bond ESG

Class I	0.10%	0.08%

High Income

Class N	0.25%	0.25%

Class I	0.05%	0.05%

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Municipal Bond

Class N	0.15%	0.14%

Class I	0.05%	0.05%

Municipal Enhanced

Class N	0.15%	0.15%

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2023, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended June 30, 2023 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Municipal Bond	$7,448,357	10	$12,158	5.958%

Municipal Enhanced	2,307,515	2	759	6.000%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Municipal Bond	$2,007,897	1	$287	5.208%

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2023, were as follows:

	Long Term Securities

Fund	Purchases	Sales

ESG Bond	$33,057,321	$42,058,407

Enhanced Core Bond ESG	4,619,235	6,217,917

High Income	1,680,697	3,631,105

Municipal Bond	205,200,146	234,758,970

Municipal Enhanced	37,197,423	15,049,177

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2023 were as follows:

	U.S. Government Obligations

Fund	Purchases	Sales

ESG Bond	$13,510,310	$41,515,012

Enhanced Core Bond ESG	5,489,241	5,058,490

4. PORTFOLIO SECURITIES LOANED

The Funds, except Municipal Bond and Municipal Enhanced, participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable by a Fund at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2023, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

ESG Bond	$18,075,876	$12,518,891	$6,269,212	$18,788,103

Enhanced Core Bond ESG	892,276	923,919	—	923,919

High Income	1,691,491	1,525,084	234,494	1,759,578

The following table summarizes the securities received as collateral for securities lending at June 30, 2023:

Fund	Collateral Type	Coupon Range	Maturity Date Range

ESG Bond	U.S. Treasury Obligations	0.125%-5.280%	07/15/23-08/15/51

High Income	U.S. Treasury Obligations	0.000%-4.250%	08/29/23-05/15/52

5. FOREIGN SECURITIES

Certain Funds may invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

Notes to Financial Statements (continued)

8. CREDIT AGREEMENT

On April 12, 2023, Trust III, on behalf of High Income and another fund in Trust III, and AMG Funds II (“Trust II”), on behalf of one of its funds, became party to an amended and restated credit agreement between BNYM and AMG Funds IV (“Trust IV”) dated July 22, 2020 (as amended from time to time, the “Credit Agreement”). The Credit Agreement provides Trust III, Trust II, and Trust IV (collectively, the “Participating Trusts”), on behalf of certain funds in the Participating Trusts, including High Income (collectively, the “Participating Funds”), a revolving line of credit of up to $50 million. The Credit Agreement runs for a 364-day term that can be renewed at the mutual agreement of the Participating Trusts and BNYM. The facility is shared by the Participating Funds and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equal to the greater of the Prime Rate plus 1.25%, or 0.50% plus the Federal Funds Effective Rate plus 1.25%. The interest rate on outstanding Overnight Loans is equal to the greater of the Federal Funds Effective Rate plus 1.25%, or the Adjusted Daily Simple SOFR plus 1.25%. The Adjusted Daily Simple SOFR is the sum of Daily Simple SOFR plus 0.10% plus a floor rate of 0.00%. The Participating Funds pay a commitment fee on the unutilized commitment amount of 0.175% per annum, which is allocated to the Participating Funds based on average daily net assets and included in miscellaneous expense on the Statement of Operations. Interest incurred on loans utilized is included in the Statement of Operations as interest expense. The Fund had no loans outstanding as of June 30, 2023, and did not utilize the line of credit during the period April 12, 2023, to June 30, 2023. The Credit Agreement was renewed on July 19, 2023.

9. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2023:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

ESG Bond

Bank of America Securities, Inc.	$1,564,457	—	$1,564,457	$1,564,457	—

Cantor Fitzgerald Securities, Inc.	2,122,957	—	2,122,957	2,122,957	—

RBC Dominion Securities, Inc.	3,130,065	—	3,130,065	3,130,065	—

Santander U.S. Capital Markets LLC	3,067,464	—	3,067,464	3,067,464	—

State of Wisconsin Investment Board	2,633,948	—	2,633,948	2,633,948	—

Fixed Income Clearing Corp.	5,182,000	—	5,182,000	5,182,000	—

Total	$17,700,891	—	$17,700,891	$17,700,891	—

Enhanced Core Bond ESG

RBC Dominion Securities, Inc.	$923,919	—	$923,919	$923,919	—

Fixed Income Clearing Corp.	237,000	—	237,000	237,000	—

Total	$1,160,919	—	$1,160,919	$1,160,919	—

High Income

Bank of America Securities, Inc.	$525,084	—	$525,084	$525,084	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Fixed Income Clearing Corp.	48,000	—	48,000	48,000	—

Total	$1,573,084	—	$1,573,084	$1,573,084	—

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Municipal Bond

Fixed Income Clearing Corp.	$2,239,000	—	$2,239,000	$2,239,000	—

Municipal Enhanced

Fixed Income Clearing Corp.	$2,144,000	—	$2,144,000	$2,144,000	—

10. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements

AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, AMG GW&K ESG Bond Fund, and AMG GW&K High Income Fund: Approval of Investment Management and Subadvisory Agreements on June 21, 2023

At an in-person meeting held on June 21, 2023, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds, AMG Funds II, and AMG Funds III (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds for each of AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Municipal Bond Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds II for AMG GW&K Enhanced Core Bond ESG Fund, and separately each of Amendment No. 1 thereto, Amendment No. 2 thereto dated July 1, 2015, and Amendment No. 3 thereto dated October 1, 2016; and the Fund Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds III for AMG GW&K ESG Bond Fund and AMG GW&K High Income Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with the Subadviser for each of AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, AMG GW&K ESG Bond Fund, and AMG GW&K High Income Fund (each, a “Fund,” and collectively, the “Funds”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 21, 2023 and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources, and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was above, below, above, and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and the fact that Class I shares of the Fund outperformed the Peer Group median for the 1-year,

5-year, and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year, and 10-year periods ended March 31, 2023 was above, below, above, and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and the fact that the Fund ranked in the top decile relative to its Peer Group for the 1-year period and Class I shares of the Fund ranked in the top quintile relative to its Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Enhanced Core Bond ESG Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was below, below, above, and below, respectively, the median performance of the Peer Group and below, above, above, and below, respectively, the performance of the Fund Benchmark, the Bloomberg U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to the Peer Group and the Fund Benchmark. The Trustees also noted that Class N shares of the Fund ranked in the top third relative to its Peer Group for the 5-year period. The Trustees also took into account the fact that the Fund’s investment strategy was changed in 2019. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K ESG Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for

Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was above, above, below, and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Bloomberg U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Peer Group and the Fund Benchmark and the fact that the Fund ranked in the top quintile relative to its Peer Group for the 1-year and 3-year periods and Class N shares of the Fund ranked in the top quartile relative to its Peer Group for the 10-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 19, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees considered management’s discussion that the Fund’s performance has been in line with management’s expectations since the current Subadviser assumed subadvisory responsibilities. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K High Income Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and

10-year periods ended March 31, 2023 was above, below, above, and below, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg U.S. High Yield 1-5 Year Ba Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and the fact that the Fund ranked in the top decile relative to its Peer Group for the 1-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective December 4, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees considered management’s discussion that the Fund’s performance has been in line with management’s expectations since the current Subadviser assumed subadvisory responsibilities. The Trustees concluded

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 21, 2023 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the

Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were rated in the High and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were rated in the Below Average and the Low rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Enhanced Core Bond ESG Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were rated in the Average and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.48%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors, and the Fund’s small size relative to its peer universe. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K ESG Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were rated in the Below Average and the Average rating level, respectively, of the Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.43%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K High Income Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were both rated in the Below Average rating level of the Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 21, 2023, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Product Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 22, 2023, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc. AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Bruce B. Bingham

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	063023 SAR088

SEMI-ANNUAL REPORT

AMG Funds June 30, 2023

AMG GW&K Small Cap Core Fund

Class N: GWETX	Class I: GWEIX	Class Z: GWEZX

AMG GW&K Small Cap Value Fund

Class N: SKSEX	Class I: SKSIX	Class Z: SKSZX

AMG GW&K Small/Mid Cap Core Fund (formerly AMG GW&K Small/Mid Cap Fund)

Class N: GWGVX	Class I: GWGIX	Class Z: GWGZX

AMG GW&K Global Allocation Fund

Class N: MBEAX	Class I: MBESX	Class Z: MBEYX

amgfunds.com	063023 SAR089

AMG Funds Semi-Annual Report — June 30, 2023 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first section of the following table provides information about the actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2023	Expense Ratio for the Period	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Expenses Paid During the Period*
AMG GW&K Small Cap Core Fund

Based on Actual Fund Return
Class N	1.30%	$1,000	$1,033	$6.55
Class I	0.95%	$1,000	$1,034	$4.79
Class Z	0.90%	$1,000	$1,035	$4.54

Based on Hypothetical 5% Annual Return
Class N	1.30%	$1,000	$1,018	$6.51
Class I	0.95%	$1,000	$1,020	$4.76
Class Z	0.90%	$1,000	$1,020	$4.51
AMG GW&K Small Cap Value Fund

Based on Actual Fund Return
Class N	1.15%	$1,000	$1,051	$5.85
Class I	0.95%	$1,000	$1,052	$4.83
Class Z	0.90%	$1,000	$1,052	$4.58

Based on Hypothetical 5% Annual Return
Class N	1.15%	$1,000	$1,019	$5.76
Class I	0.95%	$1,000	$1,020	$4.76
Class Z	0.90%	$1,000	$1,020	$4.51
AMG GW&K Small/Mid Cap Core Fund

Based on Actual Fund Return
Class N	1.07%	$1,000	$1,061	$5.47
Class I	0.87%	$1,000	$1,062	$4.45
Class Z	0.82%	$1,000	$1,062	$4.19

Based on Hypothetical 5% Annual Return
Class N	1.07%	$1,000	$1,019	$5.36
Class I	0.87%	$1,000	$1,020	$4.36
Class Z	0.82%	$1,000	$1,021	$4.11

Six Months Ended June 30, 2023	Expense Ratio for the Period	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Expenses Paid During the Period*
AMG GW&K Global Allocation Fund

Based on Actual Fund Return
Class N	1.06%	$1,000	$1,061	$5.42
Class I	0.89%	$1,000	$1,062	$4.55
Class Z	0.81%	$1,000	$1,062	$4.14

Based on Hypothetical 5% Annual Return
Class N	1.06%	$1,000	$1,020	$5.31
Class I	0.89%	$1,000	$1,020	$4.46
Class Z	0.81%	$1,000	$1,021	$4.06

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended June 30, 2023

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2023.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K Small Cap Core Fund2, [3,4,5,6,7,8]

Class N	3.28%	8.99%	5.59%	8.77%	8.06%	12/10/96
Class I	3.44%	9.32%	5.95%	9.17%	12.11%	07/27/09
Class Z	3.47%	9.41%	6.00%	—	7.87%	02/24/17
Russell 2000® Index[33]	8.09%	12.31%	4.21%	8.26%	7.84%	12/10/96†
AMG GW&K Small Cap Value Fund2, [3,4,6,7,8,9,10,11]

Class N	5.05%	8.77%	4.51%	7.52%	10.93%	04/23/87
Class I	5.18%	9.01%	4.70%	—	5.26%	02/24/17
Class Z	5.20%	9.03%	4.77%	—	5.33%	02/24/17
Russell 2000® Value Index[34]	2.50%	6.01%	3.54%	7.29%	—	04/23/87†
AMG GW&K Small/Mid Cap Core Fund2, [3,5,6,7,8,12]

Class N	6.13%	10.41%	8.91%	—	9.30%	02/24/17
Class I	6.24%	10.62%	9.09%	—	7.92%	06/30/15
Class Z	6.23%	10.65%	9.17%	—	9.57%	02/24/17
Russell 2500® Index[35]	8.79%	13.58%	6.55%	—	7.94%	06/30/15†
AMG GW&K Global Allocation Fund2, 3, 4, 5, 6, 7, 8, 13, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32

Class N	6.10%	6.66%	2.66%	5.72%	6.97%	01/02/97
Class I	6.22%	6.89%	2.81%	5.90%	6.20%	11/30/12
Class Z	6.23%	6.96%	2.92%	5.99%	7.33%	01/02/97
60% MSCI ACWI Index/ 40% Bloomberg Global Aggregate Bond Index36, [37]	8.86%	9.29%	4.71%	5.53%	—	—
MSCI ACWI Index[36]	13.93%	16.53%	8.10%	8.75%	—	—
Bloomberg Global Aggregate Bond Index[37]	1.43%	(1.32%)	(1.09%)	0.20%	—	—

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

† Date reflects the inception date of the Fund, not the index.

* Not annualized

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2023. All returns are in U.S. dollars ($).

[2]  From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]  Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 pandemic, or in response to events that affect particular industries or companies.

[4]  The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[5]  The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

[6]  Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[7]  Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[8]  The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

9  As of December 4, 2020, the Fund’s subadviser was changed to GW&K Investment Management, LLC. Prior to December 4, 2020, the Fund was known as the AMG Managers Skyline Special Equities Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to December 4, 2020, reflects the performance and investment strategies of the Fund’s previous subadviser, Skyline Asset Management, L.P. The Fund’s past performance would have been different if the Fund were managed by the current subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[10] Investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting

3

Fund Performance Periods ended June 30, 2023 (continued)

zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

[11] Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[12] The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[13] As of April 17, 2020, the Fund’s subadviser was changed to GW&K Investment Management, LLC. Prior to April 17, 2020, the Fund was known as the AMG Chicago Equity Partners Balanced Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to April 17, 2020, reflects the performance and investment strategies of the Fund’s previous subadviser, Chicago Equity Partners, LLC. The Fund’s past performance would have been different if the Fund were managed by the current subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[14] The Fund’s investments may not be allocated in the best performing asset classes.

[15] Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

[16] Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

[17] Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

[18] Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

[19] The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

[20] Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

[21] The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

[22] Because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.

[23] During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

[24] Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

[25] Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. Recently, inflation levels have been at their highest point in nearly 40 years, and the Federal Reserve has begun an aggressive campaign to raise certain benchmark interest rates in an effort to combat inflation. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

[26] Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

[27] The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

[28] The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[29] Factors unique to the municipal bond market may negatively affect the value of municipal bonds.

[30] A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

[31] The Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

[32] Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

[33] The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment and does not incur expenses.

[34] The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index

4

Fund Performance Periods ended June 30, 2023 (continued)

comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[35] The Russell 2500® Index is composed of the 2,500 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small/mid cap stock performance. Unlike the Fund, the Russell 2500® Index is unmanaged, is not available for investment and does not incur expenses.

[36] The MSCI All Country World Index (ACWI) is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI All Country World Index (ACWI) is unmanaged, is not available for investment and does not incur expenses.

[37] The Bloomberg Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Unlike the Fund, the Bloomberg Global Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

All MSCI data is provided “as is.” The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

“Bloomberg®” and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.

Not FDIC insured, nor bank guaranteed. May lose value.

5

AMG GW&K Small Cap Core Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	20.0

Health Care	18.8

Financials	14.3

Consumer Discretionary	12.7

Information Technology	12.0

Materials	5.7

Real Estate	5.2

Energy	4.4

Utilities	2.5

Consumer Staples	2.1

Short-Term Investments	1.3

Other Assets, less Liabilities	1.0

TOP TEN HOLDINGS

Security Name	% of Net Assets

SPX Technologies, Inc.	2.8

Texas Roadhouse, Inc.	2.3

Novanta, Inc.	2.1

Flywire Corp.	2.0

RBC Bearings, Inc.	1.9

Matador Resources Co.	1.9

Avient Corp.	1.9

STAG Industrial, Inc.	1.8

Alamo Group, Inc.	1.8

UFP Industries, Inc.	1.8

Top Ten as a Group	20.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 97.7%

Consumer Discretionary - 12.7%

Boot Barn Holdings, Inc.*	94,006	$7,961,368

Chuy’s Holdings, Inc.*	138,519	5,654,346

Fox Factory Holding Corp.*	27,755	3,011,695

Grand Canyon Education, Inc.*	100,937	10,417,708

Helen of Troy, Ltd.*	44,528	4,809,915

Lithia Motors, Inc.[1]	33,423	10,164,268

Oxford Industries, Inc.	85,868	8,451,128

Patrick Industries, Inc.	73,738	5,899,040

Revolve Group, Inc.*	140,066	2,297,082

Skyline Champion Corp.*	138,455	9,061,880

Texas Roadhouse, Inc.	139,168	15,625,783

Wolverine World Wide, Inc.	198,546	2,916,641

Total Consumer Discretionary		86,270,854

Consumer Staples - 2.1%

Central Garden & Pet Co., Class A*	269,347	9,820,391

Utz Brands, Inc.	274,205	4,485,994

Total Consumer Staples		14,306,385

Energy - 4.4%

ChampionX Corp.	184,968	5,741,407

Magnolia Oil & Gas Corp., Class A	434,045	9,071,540

Matador Resources Co.	244,275	12,780,468

Patterson-UTI Energy, Inc.	193,445	2,315,537

Total Energy		29,908,952

Financials - 14.3%

Ameris Bancorp	192,557	6,587,375

AMERISAFE, Inc.	104,528	5,573,433

Cathay General Bancorp	184,310	5,932,939

Cohen & Steers, Inc.	140,884	8,169,863

Flywire Corp.*	432,628	13,428,773

Glacier Bancorp, Inc.	148,697	4,634,885

Horace Mann Educators Corp.	256,727	7,614,523

Houlihan Lokey, Inc.	113,917	11,199,180

Independent Bank Corp.	86,945	3,869,922

OceanFirst Financial Corp.	352,888	5,512,111

Pacific Premier Bancorp, Inc.	262,545	5,429,431

Seacoast Banking Corp. of Florida	253,445	5,601,134

Stifel Financial Corp.	154,474	9,217,464

Veritex Holdings, Inc.	207,054	3,712,478

Total Financials		96,483,511

Health Care - 18.8%

Arcutis Biotherapeutics, Inc.*,1	360,716	3,437,623

	Shares	Value

Artivion, Inc.*	260,936	$4,485,490

AtriCure, Inc.*	175,269	8,651,278

Azenta, Inc.*	101,212	4,724,576

BioCryst Pharmaceuticals, Inc.*	384,664	2,708,035

Castle Biosciences, Inc.*,1	93,190	1,278,567

CryoPort, Inc.*	144,674	2,495,627

Globus Medical, Inc., Class A*	165,333	9,843,927

Halozyme Therapeutics, Inc.*	232,586	8,389,377

HealthEquity, Inc.*	176,713	11,157,659

ICU Medical, Inc.*	33,622	5,991,104

Insmed, Inc.*	181,973	3,839,630

Integra LifeSciences Holdings Corp.*	133,942	5,509,034

Intra-Cellular Therapies, Inc.*	144,766	9,166,583

Medpace Holdings, Inc.*	41,774	10,032,862

Phreesia, Inc.*	326,277	10,117,850

Progyny, Inc.*	167,194	6,577,412

Supernus Pharmaceuticals, Inc.*	264,974	7,965,118

US Physical Therapy, Inc.	50,428	6,121,455

Veracyte, Inc.*	180,724	4,603,040

Total Health Care		127,096,247

Industrials - 20.0%

Alamo Group, Inc.	67,065	12,333,924

Allegiant Travel Co.*	51,699	6,528,550

CBIZ, Inc.*	138,665	7,388,071

Heartland Express, Inc.	172,982	2,838,635

Helios Technologies, Inc.	59,334	3,921,384

ICF International, Inc.	90,292	11,231,422

ITT, Inc.	86,083	8,023,796

Paycor HCM, Inc.*	348,233	8,242,675

Primoris Services Corp.	356,961	10,876,602

RBC Bearings, Inc.*	59,918	13,030,368

Shoals Technologies Group, Inc., Class A*	159,124	4,067,209

The Shyft Group, Inc.	265,317	5,852,893

SPX Technologies, Inc.*	218,772	18,589,057

Terex Corp.	173,807	10,398,873

UFP Industries, Inc.	125,766	12,205,590

Total Industrials		135,529,049

Information Technology - 12.0%

Allegro MicroSystems, Inc.*	103,967	4,693,070

Appfolio, Inc., Class A*	68,736	11,832,215

The Descartes Systems Group, Inc. (Canada)*	127,339	10,201,127

Endava PLC, Sponsored ADR (United Kingdom)*	66,418	3,439,788

MACOM Technology Solutions Holdings, Inc.*	156,251	10,239,128

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 12.0%
(continued)

Novanta, Inc.*	78,886	$14,522,913

Rapid7, Inc.*	102,716	4,650,981

Silicon Laboratories, Inc.*	57,377	9,050,648

Thoughtworks Holding, Inc.*	784,964	5,926,478

Viavi Solutions, Inc.*	619,351	7,017,247

Total Information Technology		81,573,595

Materials - 5.7%

Avient Corp.	309,822	12,671,720

Balchem Corp.	63,915	8,616,381

Minerals Technologies, Inc.	137,192	7,914,607

Silgan Holdings, Inc.	198,051	9,286,611

Total Materials		38,489,319

Real Estate - 5.2%

Agree Realty Corp., REIT	113,256	7,405,810

National Health Investors, Inc., REIT	96,077	5,036,356

Ryman Hospitality Properties, Inc., REIT	109,325	10,158,479

STAG Industrial, Inc., REIT	347,392	12,464,425

Total Real Estate		35,065,070

Utilities - 2.5%

IDACORP, Inc.	72,526	7,441,168

NorthWestern Corp.	166,778	9,466,319

Total Utilities		16,907,487

Total Common Stocks (Cost $541,684,659)		661,630,469

	Principal Amount	Value

Short-Term Investments - 1.3%

Joint Repurchase Agreements - 0.0%#,2

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $11,816 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $12,047)	$11,811	$11,811

Repurchase Agreements - 1.3%

Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $8,733,565 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $8,904,674)	8,730,000	8,730,000

Total Short-Term Investments (Cost $8,741,811)		8,741,811

Total Investments - 99.0% (Cost $550,426,470)		670,372,280

Other Assets, less Liabilities - 1.0%		7,008,917

Net Assets - 100.0%		$677,381,197

*	Non-income producing security.
#	Less than 0.05%.
[1]

Some of these securities, amounting to $6,531,919 or 1.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$661,630,469	—	—	$661,630,469

Short-Term Investments

Joint Repurchase Agreements	—	$11,811	—	11,811

Repurchase Agreements	—	8,730,000	—	8,730,000

Total Investments in Securities	$661,630,469	$8,741,811	—	$670,372,280

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

9

AMG GW&K Small Cap Value Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	24.6

Industrials	15.5

Consumer Discretionary	11.3

Real Estate	10.0

Energy	9.4

Health Care	9.3

Materials	4.9

Information Technology	4.6

Utilities	3.6

Consumer Staples	2.8

Communication Services	2.4

Short-Term Investments	1.5

Other Assets, less Liabilities	0.1

TOP TEN HOLDINGS

Security Name	% of Net Assets

Group 1 Automotive, Inc.	3.1

Selective Insurance Group, Inc.	2.4

Independence Realty Trust, Inc.	2.3

Boot Barn Holdings, Inc.	2.2

CBIZ, Inc.	2.0

Terex Corp.	2.0

Comfort Systems USA, Inc.	2.0

Federal Agricultural Mortgage Corp., Class C	1.9

Atkore, Inc.	1.8

Integer Holdings Corp.	1.7

Top Ten as a Group	21.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 98.4%

Communication Services - 2.4%

Gray Television, Inc.	242,031	$1,907,204

IMAX Corp. (Canada)*	146,690	2,492,263

Ziff Davis, Inc.*	23,475	1,644,659

Total Communication Services		6,044,126

Consumer Discretionary - 11.3%

Academy Sports & Outdoors, Inc.[1]	63,615	3,438,391

Boot Barn Holdings, Inc.*	64,752	5,483,847

First Watch Restaurant Group, Inc.*	250,171	4,227,890

Group 1 Automotive, Inc.	30,439	7,856,306

Helen of Troy, Ltd.*	23,575	2,546,571

Leslie’s, Inc.*	199,430	1,872,647

Topgolf Callaway Brands Corp.*	145,254	2,883,292

Total Consumer Discretionary		28,308,944

Consumer Staples - 2.8%

Central Garden & Pet Co.*	108,335	4,200,148

Hostess Brands, Inc.*	105,625	2,674,425

Total Consumer Staples		6,874,573

Energy - 9.4%

California Resources Corp.	41,800	1,893,122

Chord Energy Corp	24,700	3,798,860

Crescent Energy Co., Class A1	177,350	1,847,987

Earthstone Energy, Inc., Class A*	243,003	3,472,513

Magnolia Oil & Gas Corp., Class A	144,385	3,017,646

Matador Resources Co.	61,636	3,224,796

Northern Oil and Gas, Inc.	73,900	2,536,248

ProPetro Holding Corp.*	239,154	1,970,629

Solaris Oilfield Infrastructure, Inc., Class A	205,660	1,713,148

Total Energy		23,474,949

Financials - 24.6%

Ameris Bancorp	85,414	2,922,013

Atlantic Union Bankshares Corp.	124,324	3,226,208

Cathay General Bancorp	80,202	2,581,702

City Holding Co.[1]	35,554	3,199,504

Community Bank System, Inc.	58,030	2,720,446

Enterprise Financial Services Corp.	54,240	2,120,784

Federal Agricultural Mortgage Corp., Class C	32,785	4,712,516

First Financial Bancorp	130,169	2,660,654

First Interstate BancSystem, Inc., Class A	122,235	2,914,082

Glacier Bancorp, Inc.	60,700	1,892,019

International Bancshares Corp.	79,993	3,535,691

OceanFirst Financial Corp.	135,098	2,110,231

	Shares	Value

Pacific Premier Bancorp, Inc.	96,914	$2,004,182

Piper Sandler Cos.	32,642	4,219,305

PJT Partners, Inc., Class A	50,001	3,482,070

Seacoast Banking Corp. of Florida	83,217	1,839,096

Selective Insurance Group, Inc.	62,340	5,981,523

Stifel Financial Corp.	59,215	3,533,359

Walker & Dunlop, Inc.	51,975	4,110,703

WesBanco, Inc.	65,758	1,684,062

Total Financials		61,450,150

Health Care - 9.3%

Arcutis Biotherapeutics, Inc.*	227,137	2,164,616

BioCryst Pharmaceuticals, Inc.*	260,790	1,835,961

Integer Holdings Corp.*	49,284	4,367,055

Ligand Pharmaceuticals, Inc.*	34,480	2,486,008

NeoGenomics, Inc.*,1	226,828	3,645,126

OmniAb, Inc.*,2,3	10,502	0

OmniAb, Inc.*,2,3	10,502	0

Orthofix Medical, Inc.*	156,475	2,825,938

Supernus Pharmaceuticals, Inc.*	110,146	3,310,989

Ultragenyx Pharmaceutical, Inc.*	56,259	2,595,228

Total Health Care		23,230,921

Industrials - 15.5%

Atkore, Inc.*	29,001	4,522,416

CBIZ, Inc.*	95,064	5,065,010

Columbus McKinnon Corp.	97,747	3,973,415

Comfort Systems USA, Inc.	29,698	4,876,412

Herc Holdings, Inc.	20,450	2,798,582

Hillenbrand, Inc.	64,341	3,299,406

ICF International, Inc.	14,863	1,848,809

Primoris Services Corp.	117,740	3,587,538

Terex Corp.	81,515	4,877,042

UFP Industries, Inc.	39,652	3,848,227

Total Industrials		38,696,857

Information Technology - 4.6%

American Software, Inc., Class A	204,633	2,150,693

Power Integrations, Inc.	44,330	4,196,721

Silicon Laboratories, Inc.*	17,372	2,740,259

Viavi Solutions, Inc.*	211,035	2,391,027

Total Information Technology		11,478,700

Materials - 4.9%

Minerals Technologies, Inc.	41,311	2,383,232

Orion, S.A.	199,466	4,232,668

Schnitzer Steel Industries, Inc., Class A	64,610	1,937,654

The accompanying notes are an integral part of these financial statements.

11

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 4.9% (continued)

Worthington Industries, Inc.	51,928	$3,607,438

Total Materials		12,160,992

Real Estate - 10.0%

Agree Realty Corp., REIT	47,280	3,091,639

Four Corners Property Trust, Inc., REIT	144,598	3,672,789

Getty Realty Corp., REIT	119,342	4,036,147

Independence Realty Trust, Inc., REIT	309,477	5,638,671

LXP Industrial Trust, REIT	165,404	1,612,689

STAG Industrial, Inc., REIT[1]	90,640	3,252,163

Summit Hotel Properties, Inc., REIT	213,390	1,389,169

Xenia Hotels & Resorts, Inc., REIT	181,036	2,228,553

Total Real Estate		24,921,820

Utilities - 3.6%

IDACORP, Inc.	35,816	3,674,722

NorthWestern Corp.	50,728	2,879,321

Southwest Gas Holdings, Inc.	38,989	2,481,650

Total Utilities		9,035,693

Total Common Stocks (Cost $220,206,952)		245,677,725

	Principal Amount	Value

Short-Term Investments - 1.5%

Joint Repurchase Agreements - 0.1%[4]

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $297,924 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $303,754)	$297,798	$297,798

Repurchase Agreements - 1.4%

Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $3,606,472 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $3,677,147)	3,605,000	3,605,000
Total Short-Term Investments (Cost $3,902,798)		3,902,798
Total Investments - 99.9% (Cost $224,109,750)		249,580,523
Other Assets, less Liabilities - 0.1%		129,428
Net Assets - 100.0%		$249,709,951

*	Non-income producing security.

[1]

Some of these securities, amounting to $5,812,857 or 2.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Security’s value was determined by using significant unobservable inputs.

[3]

These securities are restricted and are not available for re-sale. Ligand Pharmaceuticals, Inc. (“Ligand”) completed a spin-off of OmniAb, Inc on November 2, 2022. Ligand shareholders received new holdings of OmniAb earn-out shares. The market value of the earn-out shares was $0 on the date of the spin-off. At June 30, 2023, for each holding of OmniAb earn-out shares the cost was $19,190 and the market value of each was $0, which represents 0% of net assets.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT      Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks

Financials	$61,450,150	—	—	$61,450,150

Industrials	38,696,857	—	—	38,696,857

Consumer Discretionary	28,308,944	—	—	28,308,944

Real Estate	24,921,820	—	—	24,921,820

Energy	23,474,949	—	—	23,474,949

Health Care	23,230,921	—	$0	23,230,921

Materials	12,160,992	—	—	12,160,992

Information Technology	11,478,700	—	—	11,478,700

Utilities	9,035,693	—	—	9,035,693

Consumer Staples	6,874,573	—	—	6,874,573

Communication Services	6,044,126	—	—	6,044,126

Short-Term Investments

Joint Repurchase Agreements	—	$297,798	—	297,798

Repurchase Agreements	—	3,605,000	—	3,605,000

Total Investments in Securities	$245,677,725	$3,902,798	$0	$249,580,523

The Level 3 common stocks were received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs. For the current period ended June 30, 2023, the change in unrealized depreciation was $0.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The accompanying notes are an integral part of these financial statements.

13

AMG GW&K Small/Mid Cap Core Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	23.3

Health Care	14.1

Consumer Discretionary	14.0

Information Technology	13.9

Financials	10.2

Materials	6.2

Real Estate	6.0

Consumer Staples	4.8

Energy	3.9

Utilities	2.0

Short-Term Investments	2.6

Other Assets, less Liabilities	(1.0)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Manhattan Associates, Inc.	2.2

Kinsale Capital Group, Inc.	1.9

Eagle Materials, Inc.	1.9

Voya Financial, Inc.	1.9

BJ’s Wholesale Club Holdings, Inc.	1.8

Texas Roadhouse, Inc.	1.8

Comfort Systems USA, Inc.	1.8

HubSpot, Inc.	1.8

Nordson Corp.	1.8

Lincoln Electric Holdings, Inc.	1.7

Top Ten as a Group	18.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

14

AMG GW&K Small/Mid Cap Core Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 98.4%

Consumer Discretionary - 14.0%

Bright Horizons Family Solutions, Inc.*	86,412	$7,988,790

Burlington Stores, Inc.*	41,439	6,522,084

Carter’s, Inc.[1]	50,922	3,696,937

Cavco Industries, Inc.*	37,020	10,920,900

Dorman Products, Inc.*	80,894	6,376,874

Five Below, Inc.*	46,836	9,205,148

Gentherm, Inc.*	91,824	5,188,974

Grand Canyon Education, Inc.*	44,005	4,541,756

Krispy Kreme, Inc.[1]	204,040	3,005,509

Lithia Motors, Inc.	36,448	11,084,201

Polaris, Inc.	72,076	8,716,151

Texas Roadhouse, Inc.	108,901	12,227,404

Vail Resorts, Inc.	25,133	6,327,484

Total Consumer Discretionary		95,802,212

Consumer Staples - 4.8%

BJ’s Wholesale Club Holdings, Inc.*	199,726	12,584,735

Lancaster Colony Corp.	47,581	9,568,063

Performance Food Group Co.*	174,302	10,499,953

Total Consumer Staples		32,652,751

Energy - 3.9%

ChampionX Corp.	138,341	4,294,105

Magnolia Oil & Gas Corp., Class A	282,576	5,905,838

Matador Resources Co.	118,506	6,200,234

Ovintiv, Inc.[1]	123,055	4,684,704

ProPetro Holding Corp.*	295,193	2,432,390

SM Energy Co.	98,836	3,126,183

Total Energy		26,643,454

Financials - 10.2%

Atlantic Union Bankshares Corp.	202,181	5,246,597

Glacier Bancorp, Inc.	137,840	4,296,473

Kinsale Capital Group, Inc.	35,052	13,116,458

MarketAxess Holdings, Inc.	19,840	5,186,573

Pinnacle Financial Partners, Inc.	135,521	7,677,264

Piper Sandler Cos.	64,326	8,314,779

Stifel Financial Corp.	102,900	6,140,043

Voya Financial, Inc.	179,337	12,860,256

Wintrust Financial Corp.	91,195	6,622,581

Total Financials		69,461,024

Health Care - 14.1%

Acadia Healthcare Co., Inc.*	100,347	7,991,635

Azenta, Inc.*	143,451	6,696,293

	Shares	Value

Bio-Rad Laboratories, Inc., Class A*	23,241	$8,811,128

Catalent, Inc.*	92,807	4,024,111

Globus Medical, Inc., Class A*	126,206	7,514,305

Halozyme Therapeutics, Inc.*	174,145	6,281,410

Hologic, Inc.*	105,878	8,572,942

Integer Holdings Corp.*	101,237	8,970,611

Intra-Cellular Therapies, Inc.*	145,015	9,182,350

Jazz Pharmaceuticals PLC*	66,077	8,191,566

Molina Healthcare, Inc.*	22,602	6,808,626

Neurocrine Biosciences, Inc.*	84,184	7,938,551

Vericel Corp.*	135,972	5,108,468

Total Health Care		96,091,996

Industrials - 23.3%

Atkore, Inc.*	64,804	10,105,536

Booz Allen Hamilton Holding Corp.	101,178	11,291,465

Columbus McKinnon Corp.	157,593	6,406,155

Comfort Systems USA, Inc.	74,258	12,193,164

Exponent, Inc.	83,166	7,761,051

Federal Signal Corp.	161,226	10,323,301

Gates Industrial Corp. PLC*	404,858	5,457,486

Gibraltar Industries, Inc.*	132,865	8,359,866

Hexcel Corp.	121,660	9,248,593

IDEX Corp.	29,100	6,264,066

Ingersoll Rand, Inc.	52,482	3,430,223

ITT, Inc.	79,767	7,435,082

Lincoln Electric Holdings, Inc.	58,242	11,568,608

Nordson Corp.	48,383	12,007,693

Paylocity Holding Corp.*	56,986	10,515,627

RBC Bearings, Inc.*	50,842	11,056,610

Schneider National, Inc., Class B	232,127	6,666,687

The Toro Co.	85,252	8,665,866

Total Industrials		158,757,079

Information Technology - 13.9%

Cognex Corp.	196,334	10,998,631

CyberArk Software, Ltd. (Israel)*	55,658	8,701,015

Entegris, Inc.	102,989	11,413,241

Globant SA (Uruguay)*	52,864	9,500,718

HubSpot, Inc.*	22,692	12,074,186

MACOM Technology Solutions Holdings, Inc.*	83,340	5,461,270

Manhattan Associates, Inc.*	75,335	15,057,960

Rapid7, Inc.*	100,216	4,537,781

Silicon Laboratories, Inc.*	55,332	8,728,070

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Small/Mid Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 13.9% (continued)

Zebra Technologies Corp., Class A*	27,998	$8,282,648

Total Information Technology		94,755,520

Materials - 6.2%

AptarGroup, Inc.	40,748	4,721,063

Eagle Materials, Inc.	69,943	13,038,774

Element Solutions, Inc.	455,143	8,738,746

Quaker Chemical Corp.[1]	38,909	7,583,364

RPM International, Inc.	90,841	8,151,163

Total Materials		42,233,110

Real Estate - 6.0%

Agree Realty Corp., REIT	108,866	7,118,748

Easterly Government Properties, Inc., REIT [1]	345,212	5,005,574

EastGroup Properties, Inc., REIT	43,503	7,552,121

National Storage Affiliates Trust, REIT	127,104	4,427,032

Physicians Realty Trust, REIT	369,302	5,166,535

Summit Hotel Properties, Inc., REIT	520,228	3,386,684

Sun Communities, Inc., REIT	65,724	8,574,353

Total Real Estate		41,231,047

Utilities - 2.0%

IDACORP, Inc.	77,578	7,959,503

Portland General Electric Co.	130,524	6,112,439

Total Utilities		14,071,942

Total Common Stocks

(Cost $600,431,562)		671,700,135

	Principal Amount

Short-Term Investments - 2.6%

Joint Repurchase Agreements - 0.5%[2]

Bank of America Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,000,422 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 04/01/35 - 09/01/61, totaling $1,020,000)	$1,000,000	1,000,000

	Principal Amount	Value

Citigroup Global Markets, Inc., dated 06/30/23, due 07/03/23, 5.070% total to be received $1,000,423 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 10/31/24 - 08/20/67, totaling $1,020,000)	$1,000,000	$1,000,000

Daiwa Capital Markets America, dated 06/30/23, due 07/03/23, 5.070% total to be received $93,354 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/27/23 - 07/01/53, totaling $95,181)	93,315	93,315

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,000,422 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,093,315

Repurchase Agreements - 2.1%

Fixed Income Clearing Corp., dated 06/30/23 due 07/03/23, 4.900% total to be received $14,420,886 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $14,703,341)	14,415,000	14,415,000

Total Short-Term Investments
(Cost $17,508,315)		17,508,315

Total Investments - 101.0%
(Cost $617,939,877)		689,208,450

Other Assets, less Liabilities - (1.0)%		(6,963,457)

Net Assets - 100.0%		$682,244,993

*	Non-income producing security.
[1]

Some of these securities, amounting to $10,551,544 or 1.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT     Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

16

AMG GW&K Small/Mid Cap Core Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$671,700,135	—	—	$671,700,135
Short-Term Investments
Joint Repurchase Agreements	—	$3,093,315	—	3,093,315
Repurchase Agreements	—	14,415,000	—	14,415,000

Total Investments in Securities	$671,700,135	$17,508,315	—	$689,208,450

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Global Allocation Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	14.5

Consumer Discretionary	14.2

U.S. Government and Agency Obligations	14.1

Financials	13.6

Information Technology	10.5

Foreign Government Obligations	9.3

Health Care	8.4

Communication Services	3.8

Energy	3.7

Utilities	1.8

Real Estate	1.5

Municipal Bonds	1.0

Short-Term Investments	4.8

Other Assets, less Liabilities	(1.2)

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	38.2

Aaa/AAA	15.0

Aa/AA	15.6

A	5.2

Baa/BBB	15.6

Ba/BB	10.4

1 Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Infineon Technologies AG (Germany)	2.7

Alphabet, Inc., Class A (United States)	2.4

Microsoft Corp. (United States)	2.4

STERIS PLC (United States)	2.3

Hess Corp. (United States)	2.2

UnitedHealth Group, Inc. (United States)	2.2

Amazon.com, Inc. (United States)	2.1

Mastercard, Inc., Class A (United States)	2.1

HDFC Bank, Ltd., ADR (India)	2.0

Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	2.0

Top Ten as a Group	22.4

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB- or higher. Below investment grade ratings are credit ratings of BB+ or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

18

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 59.5%

Communication Services - 3.8%

Alphabet, Inc., Class A (United States)*	7,670	$918,099

Tencent Holdings, Ltd. (China)	11,900	504,574

Total Communication Services		1,422,673

Consumer Discretionary - 14.2%

Alibaba Group Holding, Ltd. (China)*	38,400	399,738

Amazon.com, Inc. (United States)*	6,258	815,793

H World Group Ltd., ADR (China)*	16,985	658,678

LVMH Moet Hennessy Louis Vuitton SE (France)	667	628,922

MakeMyTrip, Ltd. (India)*	24,401	658,339

Moncler SpA (Italy)	8,596	594,738

Sands China, Ltd. (Macau)*	106,800	365,759

Trip.com Group, Ltd. (China)*	19,600	684,225

Yum China Holdings, Inc. (China)	10,700	606,207

Total Consumer Discretionary		5,412,399

Energy - 3.7%

Canadian Natural Resources, Ltd. (Canada)[1]	10,496	590,105

Hess Corp. (United States)	6,120	832,014

Total Energy		1,422,119

Financials - 10.0%

Adyen, N.V. (Netherlands)*,1,2	421	729,032

AIA Group, Ltd. (Hong Kong)	61,500	624,625

The Charles Schwab Corp. (United States)	11,403	646,322

HDFC Bank, Ltd., ADR (India)	10,894	759,312

Mastercard, Inc., Class A (United States)	2,003	787,780

S&P Global, Inc. (United States)	650	260,578

Total Financials		3,807,649

Health Care - 8.4%

Avantor, Inc. (United States)*	26,050	535,067

IDEXX Laboratories, Inc. (United States)*	1,088	546,426

STERIS PLC (United States)	3,857	867,748

UnitedHealth Group, Inc. (United States)	1,700	817,088

Ypsomed Holding AG (Switzerland)	1,350	407,491

Total Health Care		3,173,820

Industrials - 6.1%

Casella Waste Systems, Inc., Class A (United States)*	7,132	645,089

MISUMI Group, Inc. (Japan)	26,350	530,507

TransDigm Group, Inc. (United States)	777	694,770

Union Pacific Corp. (United States)	2,200	450,164

Total Industrials		2,320,530

	Shares	Value

Information Technology - 10.5%

Black Knight, Inc. (United States)*	10,618	$634,213

Halma PLC (United Kingdom)	22,206	642,761

Infineon Technologies AG (Germany)	25,007	1,029,845

Microsoft Corp. (United States)	2,686	914,690

Taiwan Semiconductor Manufacturing Co., Ltd.,

Sponsored ADR (Taiwan)	7,471	753,973

Total Information Technology		3,975,482

Real Estate - 1.5%

American Tower Corp., REIT (United States)	2,925	567,275

Utilities - 1.3%

NextEra Energy, Inc. (United States)	6,809	505,228

Total Common Stocks
(Cost $16,412,041)		22,607,175

	Principal Amount

Corporate Bonds and Notes - 12.5%

Financials - 3.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 1.650%, 10/29/24	$280,000	263,119

American Tower Corp. (United States) 1.450%, 09/15/26	25,000	21,993
2.750%, 01/15/27	135,000	122,819

Bank of America Corp. (United States) MTN (4.330% to 03/15/49 then 3 month SOFR + 1.782%) 4.330%, 03/15/50[3,4]	57,000	49,018

Citigroup, Inc. (United States) (3.875% to 02/18/26 then U.S. Treasury Yield Curve CMT 5 year + 3.417%) 3.875%, 02/18/26[1,3,4,5]	124,000	103,850

The Goldman Sachs Group, Inc. (United States) (3.615% to 03/15/27 then SOFR + 1.846%) 3.615%, 03/15/28[3,4]	120,000	112,593

JPMorgan Chase & Co. (United States) (2.739% to 10/15/29 then 3 month SOFR + 1.510%) 2.739%, 10/15/30[3,4]	160,000	137,828

Landwirtschaftliche Rentenbank, EMTN (Germany) 1.750%, 01/14/27	175,000	158,928

MetLife, Inc. (United States) Series G (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%) 3.850%, 09/15/25[1,3,4,5]	128,000	118,269

SBA Communications Corp. (United States) 3.875%, 02/15/27	77,000	70,933

The accompanying notes are an integral part of these financial statements.

19

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Financials - 3.6% (continued)

Sprint Capital Corp. (United States) 6.875%, 11/15/28	$80,000	$84,799

Wells Fargo & Co., MTN (United States) (4.897% to 07/25/32 then SOFR + 2.100%) 4.897%, 07/25/33[3,4]	130,000	124,698

Total Financials		1,368,847

Industrials - 8.4%

AECOM (United States) 5.125%, 03/15/27	56,000	54,184

Anheuser-Busch InBev Worldwide, Inc. (United States) 4.375%, 04/15/38	76,000	70,367

AT&T, Inc. (United States) 4.300%, 12/15/42	105,000	89,142

Ball Corp. (United States) 4.875%, 03/15/26	91,000	88,517

The Boeing Co. (United States) 5.805%, 05/01/50	132,000	131,518

Centene Corp. (United States) 2.500%, 03/01/31[1]	64,000	51,038
3.375%, 02/15/30[1]	34,000	29,221

Cisco Systems, Inc. (United States) 5.500%, 01/15/40	68,000	72,307

Cogent Communications Group, Inc. (United States) 3.500%, 05/01/26[2]	58,000	53,795

Crown Americas LLC/Crown Americas Capital Corp. V (United States) 4.250%, 09/30/26	79,000	74,812

Dell, Inc. (United States) 7.100%, 04/15/28[1]	65,000	69,913

Delta Air Lines, Inc. (United States) 7.375%, 01/15/26[1]	75,000	78,186

Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	130,000	128,050

HB Fuller Co. (United States) 4.250%, 10/15/28	89,000	79,214

HCA, Inc. (United States) 3.500%, 09/01/30	76,000	66,618

KB Home (United States) 4.000%, 06/15/31	68,000	58,628

Kraft Heinz Foods Co. (United States) 4.375%, 06/01/46	77,000	65,439

Lamar Media Corp. (United States) 3.750%, 02/15/28[1]	89,000	81,011

MEG Energy Corp. (Canada) 5.875%, 02/01/29[2]	77,000	72,412

Microsoft Corp. (United States) 2.525%, 06/01/50	118,000	81,626

	Principal Amount	Value

Murphy Oil Corp. (United States) 6.375%, 07/15/28[1]	$100,000	$98,562

Murphy Oil USA, Inc. (United States) 4.750%, 09/15/29	30,000	27,542
5.625%, 05/01/27	42,000	40,863

Nestle Holdings, Inc. (United States) 1.000%, 09/15/27[2]	275,000	235,967

Newell Brands, Inc. (United States) 4.700%, 04/01/26[6]	79,000	74,209

NuStar Logistics LP (United States) 5.625%, 04/28/27	35,000	33,631
5.750%, 10/01/25	70,000	68,247

Oracle Corp. (United States) 2.800%, 04/01/27	144,000	132,355

Pernod Ricard International Finance LLC (United States) 1.250%, 04/01/28[2]	250,000	211,713

Silgan Holdings, Inc. (United States) 4.125%, 02/01/28	99,000	90,837

SK Hynix, Inc. (South Korea) 2.375%, 01/19/31[2]	200,000	154,282

Smith & Nephew PLC (United Kingdom) 2.032%, 10/14/30[1]	122,000	98,704

Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands) 3.150%, 10/01/26	104,000	93,189

Travel + Leisure Co. (United States) 6.000%, 04/01/27[6]	30,000	29,121

United Rentals North America, Inc. (United States) 3.875%, 02/15/31[1]	86,000	74,459

Verizon Communications, Inc. (United States) 3.875%, 02/08/29	62,000	58,149

Walmart, Inc. (United States) 4.050%, 06/29/48	87,000	80,205

Western Digital Corp. (United States) 4.750%, 02/15/26	41,000	39,053

Yum! Brands, Inc. (United States) 3.625%, 03/15/31[1]	78,000	67,386

Total Industrials		3,204,472

Utilities - 0.5%

Dominion Energy, Inc. (United States) Series B (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%) 4.650%, 12/15/24[3,4,5]	106,000	95,305

Northern States Power Co. (United States) 2.900%, 03/01/50	101,000	69,571

Total Utilities		164,876

Total Corporate Bonds and Notes
(Cost $5,273,406)		4,738,195

The accompanying notes are an integral part of these financial statements.

20

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Municipal Bonds - 1.0%

California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	$70,000	$88,186

JobsOhio Beverage System, Series B, 3.985%, 01/01/29	20,000	19,572
4.532%, 01/01/35	110,000	108,006

Los Angeles Unified School District, School Improvements, Build America Bonds, 5.750%, 07/01/34	85,000	90,150

New Jersey Transportation Trust Fund Authority, Build America Bonds, 5.754%, 12/15/28	90,000	90,835

Total Municipal Bonds
(Cost $466,486)		396,749

U.S. Government and Agency Obligations - 14.1%

Fannie Mae - 5.1%

FNMA, 3.000%, 10/01/37 to 08/01/38	224,671	207,238
3.500%, 05/01/52	462,191	429,057
4.000%, 11/01/44 to 09/01/49	610,425	584,000
4.500%, 09/01/46 to 07/01/52	385,846	377,566
5.000%, 07/01/47 to 08/01/49	346,311	346,058
5.500%, 02/01/37	4,671	4,722

Total Fannie Mae	2,034,115	1,948,641

Freddie Mac - 0.6%

FHLMC, 4.000%, 10/01/52	38,622	36,267
4.500%, 07/01/44	128,515	126,182

FHLMC Gold Pool, 3.000%, 02/01/38	69,806	64,354

Total Freddie Mac	236,943	226,803

U.S. Treasury Obligations- 8.4%

U.S. Treasury Bonds, 2.250%, 05/15/41 to 02/15/52	1,056,000	772,720
3.000%, 11/15/44 to 02/15/49	316,000	267,309
4.375%, 02/15/38	487,000	518,274
4.500%, 08/15/39	462,000	496,614

U.S. Treasury Notes, 1.500%, 02/15/30	338,000	289,492
2.250%, 02/15/27	112,000	104,147
2.875%, 05/15/32	555,000	514,589
3.500%, 02/15/33	229,000	223,060

Total U.S. Treasury Obligations	3,555,000	3,186,205

Total U.S. Government and Agency Obligations
(Cost $5,676,947)		5,361,649

Foreign Government Obligations - 9.3%

African Development Bank (Côte d’Ivoire) Series GDIF 0.875%, 03/23/26	105,000	94,834

	Principal Amount	Value

Agence Francaise de Developpement (France) 0.625%, 01/22/26	$200,000	$179,674

Asian Development Bank (Philippines) 1.750%, 09/19/29	160,000	138,958

BNG Bank, N.V. (Netherlands) 0.875%, 05/18/26[2]	200,000	179,278

European Investment Bank (Luxembourg) 0.625%, 10/21/27[1]	107,000	91,707
4.875%, 02/15/36	210,000	225,233

Finland Government International Bond (Finland) 0.875%, 05/20/30[2]	200,000	160,412

Inter-American Development Bank (United States) 4.375%, 01/24/44	330,000	330,008

International Bank for Reconstruction & Development (United States) Series GDIF 3.125%, 11/20/25	230,000	221,654

International Finance Corp. (United States) 2.125%, 04/07/26	145,000	135,481

Japan Finance Organization for Municipalities (Japan) 1.000%, 05/21/25[2]	300,000	276,058

Kingdom of Belgium Government International Bond (Belgium) 1.000%, 05/28/30	200,000	161,255

Kommunalbanken A.S. (Norway) 1.125%, 10/26/26[2]	200,000	178,220

The Korea Development Bank (South Korea) 0.500%, 10/27/23[1]	299,000	293,959
1.375%, 04/25/27	200,000	175,986

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden, N.V. (Netherlands) 0.875%, 06/15/26	300,000	267,395

Philippine Government International Bond (Philippines) 1.648%, 06/10/31	200,000	157,172

Province of Ontario Canada (Canada) 1.050%, 05/21/27	176,000	153,847

Province of Quebec Canada (Canada) 1.350%, 05/28/30	143,000	117,739

Total Foreign Government Obligations
(Cost $4,030,479)		3,538,870

Short-Term Investments - 4.8%

Joint Repurchase Agreements - 4.0%[7]

Bank of America Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $540,989 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 04/01/35 - 09/01/61, totaling $551,576)	540,761	540,761

The accompanying notes are an integral part of these financial statements.

21

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Joint Repurchase Agreements - 4.0%[7] (continued)

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,000,422 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,540,761

Repurchase Agreements - 0.8%

Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $297,121 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $302,973)	297,000	297,000

Total Short-Term Investments (Cost $1,837,761)		1,837,761

Value

Total Investments - 101.2% (Cost $33,697,120)	$38,480,399

Other Assets, less Liabilities - (1.2)%	(468,208)

Net Assets - 100.0%	$38,012,191

*	Non-income producing security.

[1]

Some of these securities, amounting to $1,895,807 or 5.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $2,251,169 or 5.9% of net assets.

[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.

[4]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EMTN	European Medium Term Note
FHLMC	Freddie Mac
FNMA	Fannie Mae
GDIF	Global Debt Issuance Facility
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

22

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Consumer Discretionary	$2,132,810	$3,279,589	—	$5,412,399

Information Technology	2,302,876	1,672,606	—	3,975,482

Financials	2,453,992	1,353,657	—	3,807,649

Health Care	2,766,329	407,491	—	3,173,820

Industrials	1,790,023	530,507	—	2,320,530

Communication Services	918,099	504,574	—	1,422,673

Energy	1,422,119	—	—	1,422,119

Real Estate	567,275	—	—	567,275

Utilities	505,228	—	—	505,228

Corporate Bonds and Notes†	—	4,738,195	—	4,738,195

Municipal Bonds†	—	396,749	—	396,749

U.S. Government and Agency Obligations†	—	5,361,649	—	5,361,649

Foreign Government Obligations†	—	3,538,870	—	3,538,870

Short-Term Investments

Joint Repurchase Agreements	—	1,540,761	—	1,540,761

Repurchase Agreements	—	297,000	—	297,000

Total Investments in Securities	$14,858,751	$23,621,648	—	$38,480,399

†

All corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

23

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at June 30, 2023, was as follows:

Country	% of Long-Term Investments

Belgium	0.4

Canada	2.6

China	7.8

Côte d’Ivoire	0.3

Finland	0.4

France	2.2

Germany	3.2

Hong Kong	1.7

India	3.9

Ireland	0.7

Italy	1.6

Japan	2.2

Luxembourg	0.9

Macau	1.0

Netherlands	3.8

Norway	0.5

Philippines	0.8

South Korea	1.7

Switzerland	1.1

Taiwan	2.1

United Kingdom	2.0

United States	59.1

100.0

The accompanying notes are an integral part of these financial statements.

24

Statement of Assets and Liabilities (unaudited) June 30, 2023

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Core Fund	AMG GW&K Global Allocation Fund
Assets:

Investments at value[1] (including securities on loan valued at $6,531,919, $5,812,857, $10,551,544, and $1,895,807, respectively)	$670,372,280	$249,580,523	$689,208,450	$38,480,399

Cash	148,351	676,706	629	—

Foreign currency[2]	—	—	—	1,553

Receivable for investments sold	6,868,808	3,513,960	2,925,496	960,934

Dividend and interest receivables	528,758	322,938	393,445	154,741

Securities lending income receivable	2,065	1,090	1,174	621

Receivable for Fund shares sold	190,512	96,083	253,410	504

Receivable from affiliate	—	7,262	768	10,533

Prepaid expenses and other assets	34,083	25,415	39,286	17,456

Total assets	678,144,857	254,223,977	692,822,658	39,626,741

Liabilities:

Payable upon return of securities loaned	11,811	297,798	3,093,315	1,540,761

Payable for investments purchased	—	3,778,438	3,781,929	—

Payable for Fund shares repurchased	204,879	179,981	3,219,989	4,063

Due to custodian	—	—	—	3,185

Accrued expenses:

Investment advisory and management fees	387,387	142,686	338,734	19,001

Administrative fees	82,927	30,576	81,952	4,750

Distribution fees	1,657	—	10,560	4,786

Shareholder service fees	18,549	36,069	10,827	942

Other	56,450	48,478	40,359	37,062

Total liabilities	763,660	4,514,026	10,577,665	1,614,550

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$677,381,197	$249,709,951	$682,244,993	$38,012,191

[1] Investments at cost	$550,426,470	$224,109,750	$617,939,877	$33,697,120

[2] Foreign currency at cost	—	—	—	$1,441

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities (continued)

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Core Fund	AMG GW&K Global Allocation Fund

Net Assets Represent:

Paid-in capital	$542,853,587	$211,646,959	$627,730,846	$31,072,754

Total distributable earnings	134,527,610	38,062,992	54,514,147	6,939,437

Net Assets	$677,381,197	$249,709,951	$682,244,993	$38,012,191

Class N:

Net Assets	$8,326,799	$159,604,969	$52,796,106	$23,028,740

Shares outstanding	293,943	5,902,308	3,311,576	1,557,990

Net asset value, offering and redemption price per share	$28.33	$27.04	$15.94	$14.78

Class I:

Net Assets	$426,065,433	$84,450,044	$270,495,485	$13,545,945

Shares outstanding	14,584,863	3,124,032	16,890,623	902,206

Net asset value, offering and redemption price per share	$29.21	$27.03	$16.01	$15.01

Class Z:

Net Assets	$242,988,965	$5,654,938	$358,953,402	$1,437,506

Shares outstanding	8,309,600	209,981	22,371,815	95,786

Net asset value, offering and redemption price per share	$29.24	$26.93	$16.04	$15.01

The accompanying notes are an integral part of these financial statements.

26

Statement of Operations (unaudited) For the six months ended June 30, 2023

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Core Fund	AMG GW&K Global Allocation Fund
Investment Income:

Dividend income	$3,720,808	$2,130,546	$3,272,990	$158,434

Interest income	455,017	98,717	345,436	268,317

Securities lending income	14,688	11,346	15,979	3,174

Foreign withholding tax	—	(1,262)	—	(14,076)

Total investment income	4,190,513	2,239,347	3,634,405	415,849

Expenses:

Investment advisory and management fees	2,405,092	890,602	1,953,054	119,223

Administrative fees	515,377	190,843	472,513	29,806

Distribution fees - Class N	10,404	—	64,862	29,301

Shareholder servicing fees - Class N	6,243	203,648	—	—

Shareholder servicing fees - Class I	110,265	21,139	64,850	6,144

Professional fees	34,709	25,547	34,311	21,925

Custodian fees	33,794	21,126	30,661	18,225

Registration fees	27,421	21,849	33,580	21,155

Trustee fees and expenses	25,235	9,464	22,322	1,476

Reports to shareholders	16,588	10,562	15,612	7,115

Transfer agent fees	12,343	12,555	14,392	2,925

Miscellaneous	14,286	6,524	11,950	2,814

Repayment of prior reimbursements	9,476	—	1,036	—

Total expenses before offsets	3,221,233	1,413,859	2,719,143	260,109

Expense reimbursements	(1,949)	(44,012)	(6,359)	(63,712)

Expense reductions	(15,517)	(7,479)	(4,679)	—

Net expenses	3,203,767	1,362,368	2,708,105	196,397

Net investment income	986,746	876,979	926,300	219,452

Net Realized and Unrealized Gain:

Net realized gain (loss) on investments	13,806,101	10,554,390	(12,311,544)	1,580,508

Net realized gain on foreign currency transactions	—	—	—	316

Net change in unrealized appreciation/depreciation on investments	5,442,453	1,301,532	45,859,748	602,100

Net change in unrealized appreciation/depreciation on foreign currency translations	—	—	—	270

Net realized and unrealized gain	19,248,554	11,855,922	33,548,204	2,183,194

Net increase in net assets resulting from operations	$20,235,300	$12,732,901	$34,474,504	$2,402,646

The accompanying notes are an integral part of these financial statements.

27

Statements of Changes in Net Assets For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022

	AMG GW&K Small Cap Core Fund		AMG GW&K Small Cap Value Fund

	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$986,746	$980,632	$876,979	$1,649,617

Net realized gain on investments	13,806,101	8,194,929	10,554,390	2,350,459

Net change in unrealized appreciation/depreciation on investments	5,442,453	(135,195,014)	1,301,532	(58,011,614)

Net increase (decrease) in net assets resulting from operations	20,235,300	(126,019,453)	12,732,901	(54,011,538)

Distributions to Shareholders:

Class N	—	(64,594)	—	(2,695,354)

Class I	—	(3,756,002)	—	(1,530,323)

Class Z	—	(2,006,227)	—	(164,728)

Total distributions to shareholders	—	(5,826,823)	—	(4,390,405)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(3,394,218)	34,931,383	(14,934,256)	(61,819,336)

Total increase (decrease) in net assets	16,841,082	(96,914,893)	(2,201,355)	(120,221,279)

Net Assets:

Beginning of period	660,540,115	757,455,008	251,911,306	372,132,585

End of period	$677,381,197	$660,540,115	$249,709,951	$251,911,306

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022

	AMG GW&K Small/Mid Cap Core Fund		AMG GW&K Global Allocation Fund

	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$926,300	$1,413,863	$219,452	$348,609

Net realized gain (loss) on investments	(12,311,544)	11,157,155	1,580,824	2,887,870

Net change in unrealized appreciation/depreciation on investments	45,859,748	(126,909,129)	602,370	(28,082,042)

Net increase (decrease) in net assets resulting from operations	34,474,504	(114,338,111)	2,402,646	(24,845,563)

Distributions to Shareholders:

Class N	—	(2,004,795)	—	(2,644,479)

Class I	—	(10,257,877)	—	(1,798,913)

Class Z	—	(10,783,979)	—	(201,039)

Total distributions to shareholders	—	(23,046,651)	—	(4,644,431)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	83,616,369	138,227,537	(5,439,599)	(56,032,680)

Total increase (decrease) in net assets	118,090,873	842,775	(3,036,953)	(85,522,674)

Net Assets:

Beginning of period	564,154,120	563,311,345	41,049,144	126,571,818

End of period	$682,244,993	$564,154,120	$38,012,191	$41,049,144

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

29

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$27.43	$33.13	$29.97	$26.09	$21.03	$28.04

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.01)	(0.06)	(0.15)	(0.03)	(0.04)	(0.04)

Net realized and unrealized gain (loss) on investments	0.91	(5.43)	6.34	4.64	6.47	(3.95)

Total income (loss) from investment operations	0.90	(5.49)	6.19	4.61	6.43	(3.99)

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.21)	(3.03)	(0.73)	(1.37)	(3.02)

Net Asset Value, End of Period	$28.33	$27.43	$ 33.13	$29.97	$26.09	$21.03

Total Return[2,3]	3.28%[4]	(16.58)%	21.01%	17.73%	30.66%	(14.08)%

Ratio of net expenses to average net assets[5]	1.30%[6,7]	1.29%[7]	1.30%[7]	1.29%	1.29%	1.28%

Ratio of gross expenses to average net assets[8]	1.30%[6,7]	1.30%[7]	1.30%[7]	1.30%	1.31%	1.28%

Ratio of net investment loss to average net assets[2]	(0.08)%[6]	(0.22)%	(0.45)%	(0.14)%	(0.15)%	(0.13)%

Portfolio turnover	11%[4]	25%	33%	37%	20%	25%

Net assets end of period (000’s) omitted	$8,327	$8,533	$11,278	$8,667	$10,239	$12,655

30

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$28.24	$34.02	$30.61	$26.57	$21.37	$28.42

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.04	0.04	(0.03)	0.05	0.05	0.06

Net realized and unrealized gain (loss) on investments	0.93	(5.57)	6.47	4.76	6.58	(4.03)

Total income (loss) from investment operations	0.97	(5.53)	6.44	4.81	6.63	(3.97)

Less Distributions to Shareholders from:

Net investment income	—	(0.04)	—	(0.04)	(0.06)	(0.06)

Net realized gain on investments	—	(0.21)	(3.03)	(0.73)	(1.37)	(3.02)

Total distributions to shareholders	—	(0.25)	(3.03)	(0.77)	(1.43)	(3.08)

Net Asset Value, End of Period	$29.21	$28.24	$34.02	$30.61	$26.57	$21.37

Total Return[2,3]	3.44%[4]	(16.27)%	21.38%	18.16%	31.13%	(13.83)%

Ratio of net expenses to average net assets[5]	0.95%[6,7]	0.94%[7]	0.95%[7]	0.94%	0.94%	0.95%

Ratio of gross expenses to average net assets[8]	0.95%[6,7]	0.95%[7]	0.95%[7]	0.95%	0.96%	0.95%

Ratio of net investment income (loss) to average net assets[2]	0.27%[6]	0.13%	(0.10)%	0.21%	0.20%	0.20%

Portfolio turnover	11%[4]	25%	33%	37%	20%	25%

Net assets end of period (000’s) omitted	$426,065	$433,066	$546,326	$470,373	$331,703	$311,252

31

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$28.26	$34.05	$30.61	$26.57	$21.37	$28.42

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.05	0.05	(0.02)	0.07	0.06	0.07

Net realized and unrealized gain (loss) on investments	0.93	(5.58)	6.49	4.75	6.59	(4.03)

Total income (loss) from investment operations	0.98	(5.53)	6.47	4.82	6.65	(3.96)

Less Distributions to Shareholders from:

Net investment income	—	(0.05)	—	(0.05)	(0.08)	(0.07)

Net realized gain on investments	—	(0.21)	(3.03)	(0.73)	(1.37)	(3.02)

Total distributions to shareholders	—	(0.26)	(3.03)	(0.78)	(1.45)	(3.09)

Net Asset Value, End of Period	$29.24	$28.26	$34.05	$30.61	$26.57	$21.37

Total Return[2,3]	3.47%[4]	(16.25)%	21.48%	18.21%	31.13%	(13.73)%

Ratio of net expenses to average net assets[5]	0.90%[6,7]	0.89%[7]	0.90%[7]	0.89%	0.89%	0.90%

Ratio of gross expenses to average net assets[8]	0.90%[6,7]	0.90%[7]	0.90%[7]	0.90%	0.91%	0.90%

Ratio of net investment income (loss) to average net assets[2]	0.32%[6]	0.18%	(0.05)%	0.26%	0.25%	0.25%

Portfolio turnover	11%[4]	25%	33%	37%	20%	25%

Net assets end of period (000’s) omitted	$242,989	$218,941	$199,851	$125,848	$110,020	$85,009

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2023, 0.01% for the fiscal year ended December 31, 2022, less than 0.01% for the fiscal year ended December 31, 2021, 0.01% for the fiscal years ended December 31, 2020 and 2019 and less than 0.01% for the fiscal year ended December 31, 2018.

[6]	Annualized.

[7]

Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01% for the six months ended June 30, 2023 and fiscal year ended December 31, 2022, and 0.01% for the fiscal year ended December 31, 2021.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

32

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$25.73	$30.90	$26.71	$37.16	$30.93	$43.98

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.08	0.13	0.09	0.08	0.07	(0.01)

Net realized and unrealized gain (loss) on investments	1.23	(4.87)	8.41	1.00	8.79	(8.40)

Total income (loss) from investment operations	1.31	(4.74)	8.50	1.08	8.86	(8.41)

Less Distributions to Shareholders from:

Net investment income	—	(0.15)	(0.08)	(0.08)	(0.09)	—

Net realized gain on investments	—	(0.28)	(4.23)	(11.45)	(2.54)	(4.64)

Total distributions to shareholders	—	(0.43)	(4.31)	(11.53)	(2.63)	(4.64)

Net Asset Value, End of Period	$27.04	$25.73	$30.90	$26.71	$37.16	$30.93

Total Return[2,3]	5.05%[4]	(15.33)%	32.93%	3.29%	28.64%	(19.00)%

Ratio of net expenses to average net assets	1.15%[5,6]	1.13%[6]	1.13%[6]	1.17%	1.17%	1.17%

Ratio of gross expenses to average net assets[7]	1.18%[5]	1.18%	1.17%	1.21%	1.20%	1.18%

Ratio of net investment income (loss) to average net assets[2]	0.61%[5]	0.47%	0.28%	0.28%	0.19%	(0.03)%

Portfolio turnover	8%[4]	19%	41%	115%	20%	24%

Net assets end of period (000’s) omitted	$159,605	$162,011	$223,586	$243,655	$359,550	$425,540

33

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$25.69	$30.87	$26.79	$37.23	$31.05	$44.06

Income (loss) from Investment Operations:

Net investment income[1,2]	0.11	0.18	0.15	0.14	0.13	0.06

Net realized and unrealized gain (loss) on investments	1.23	(4.87)	8.42	1.02	8.83	(8.43)

Total income (loss) from investment operations	1.34	(4.69)	8.57	1.16	8.96	(8.37)

Less Distributions to Shareholders from:

Net investment income	—	(0.21)	(0.26)	(0.15)	(0.24)	—

Net realized gain on investments	—	(0.28)	(4.23)	(11.45)	(2.54)	(4.64)

Total distributions to shareholders	—	(0.49)	(4.49)	(11.60)	(2.78)	(4.64)

Net Asset Value, End of Period	$27.03	$25.69	$30.87	$26.79	$37.23	$31.05

Total Return[2,3]	5.18%[4]	(15.19)%	33.17%	3.50%	28.86%	(18.88)%

Ratio of net expenses to average net assets	0.95%[5,6]	0.93%[6]	0.93%[6]	0.99%	1.01%	1.01%

Ratio of gross expenses to average net assets[7]	0.98%[5]	0.98%	0.97%	1.03%	1.04%	1.02%

Ratio of net investment income to average net assets[2]	0.81%[5]	0.67%	0.48%	0.46%	0.35%	0.13%

Portfolio turnover	8%[4]	19%	41%	115%	20%	24%

Net assets end of period (000’s) omitted	$84,450	$81,319	$115,837	$83,003	$122,323	$306,757

34

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$25.59	$30.76	$ 26.72	$37.16	$31.10	$44.08

Income (loss) from Investment Operations:

Net investment income[1,2]	0.12	0.20	0.16	0.16	0.16	0.10

Net realized and unrealized gain (loss) on investments	1.22	(4.87)	8.41	1.02	8.84	(8.44)

Total income (loss) from investment operations	1.34	(4.67)	8.57	1.18	9.00	(8.34)

Less Distributions to Shareholders from:

Net investment income	—	(0.22)	(0.30)	(0.17)	(0.40)	—

Net realized gain on investments	—	(0.28)	(4.23)	(11.45)	(2.54)	(4.64)

Total distributions to shareholders	—	(0.50)	(4.53)	(11.62)	(2.94)	(4.64)

Net Asset Value, End of Period	$26.93	$25.59	$30.76	$26.72	$37.16	$31.10

Total Return[2,3]	5.20%[4]	(15.16)%	33.27%	3.57%	28.94%	(18.80)%

Ratio of net expenses to average net assets	0.90%[5,6]	0.88%[6]	0.88%[6]	0.92%	0.92%	0.92%

Ratio of gross expenses to average net assets[7]	0.93%[5]	0.93%	0.92%	0.96%	0.95%	0.93%

Ratio of net investment income to average net assets[2]	0.86%[5]	0.72%	0.53%	0.53%	0.44%	0.22%

Portfolio turnover	8%[4]	19%	41%	115%	20%	24%

Net assets end of period (000’s) omitted	$5,655	$8,582	$32,710	$10,481	$11,815	$16,969

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2023, 0.01% for the fiscal year ended December 31, 2022 and 0.02% for the fiscal year ended December 31, 2021.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

35

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$15.02	$19.08	$16.04	$13.03	$9.99	$11.15

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01	0.01	(0.06)	(0.01)	0.00 [3]	(0.01)

Net realized and unrealized gain (loss) on investments	0.91	(3.47)	4.14	3.02	3.07	(0.91)

Total income (loss) from investment operations	0.92	(3.46)	4.08	3.01	3.07	(0.92)

Less Distributions to Shareholders from:

Net investment income	—	(0.00)[4]	—	—	(0.01)	—

Net realized gain on investments	—	(0.60)	(1.04)	—	(0.02)	(0.24)

Total distributions to shareholders	—	(0.60)	(1.04)	—	(0.03)	(0.24)

Net Asset Value, End of Period	$15.94	$15.02	$19.08	$16.04	$13.03	$9.99

Total Return[2,5]	6.13%[6]	(18.15)%	25.63%	23.10%	30.64%	(8.25)%

Ratio of net expenses to average net assets[7]	1.07%[8,9]	1.06%[9]	1.06%[9]	1.10%	1.09%	1.09%

Ratio of gross expenses to average net assets[10]	1.07%[8,9]	1.08%[9]	1.08%[9]	1.13%	1.14%	1.16%

Ratio of net investment income (loss) to average net assets[2]	0.08%[8]	0.04%	(0.32)%	(0.07)%	0.02%	(0.09)%

Portfolio turnover	10%[6]	25%	19%	29%	18%	53%

Net assets end of period (000’s) omitted	$52,796	$51,333	$70,736	$224	$172	$89

36

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$15.07	$19.15	$16.06	$13.04	$9.99	$11.15

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02	0.04	(0.02)	0.01	0.02	0.01

Net realized and unrealized gain (loss) on investments	0.92	(3.48)	4.15	3.03	3.07	(0.92)

Total income (loss) from investment operations	0.94	(3.44)	4.13	3.04	3.09	(0.91)

Less Distributions to Shareholders from:

Net investment income	—	(0.04)	—	(0.02)	(0.02)	(0.01)

Net realized gain on investments	—	(0.60)	(1.04)	—	(0.02)	(0.24)

Total distributions to shareholders	—	(0.64)	(1.04)	(0.02)	(0.04)	(0.25)

Net Asset Value, End of Period	$16.01	$15.07	$19.15	$16.06	$13.04	$9.99

Total Return[2,5]	6.24%[6]	(18.01)%	25.91%	23.31%	30.86%	(8.15)%

Ratio of net expenses to average net assets[7]	0.87%[8,9]	0.86%[9]	0.86%[9]	0.92%	0.94%	0.94%

Ratio of gross expenses to average net assets[10]	0.87%[8,9]	0.88%[9]	0.88%[9]	0.95%	0.99%	1.01%

Ratio of net investment income (loss) to average net assets[2]	0.28%[8]	0.24%	(0.12)%	0.11%	0.17%	0.06%

Portfolio turnover	10%[6]	25%	19%	29%	18%	53%

Net assets end of period (000’s) omitted	$270,495	$250,024	$293,614	$165,840	$102,784	$54,376

37

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$15.10	$19.18	$16.07	$13.05	$10.00	$11.15

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03	0.05	(0.01)	0.02	0.03	0.02

Net realized and unrealized gain (loss) on investments	0.91	(3.48)	4.16	3.03	3.07	(0.91)

Total income (loss) from investment operations	0.94	(3.43)	4.15	3.05	3.10	(0.89)

Less Distributions to Shareholders from:

Net investment income	—	(0.05)	—	(0.03)	(0.03)	(0.02)

Net realized gain on investments	—	(0.60)	(1.04)	—	(0.02)	(0.24)

Total distributions to shareholders	—	(0.65)	(1.04)	(0.03)	(0.05)	(0.26)

Net Asset Value, End of Period	$16.04	$15.10	$19.18	$16.07	$13.05	$10.00

Total Return[2,5]	6.23%[6]	(17.94)%	26.02%	23.37%	30.94%	(7.98)%

Ratio of net expenses to average net assets[7]	0.82%[8,9]	0.81%[9]	0.81%[9]	0.83%	0.84%	0.84%

Ratio of gross expenses to average net assets[10]	0.82%[8,9]	0.83%[9]	0.83%[9]	0.86%	0.89%	0.91%

Ratio of net investment income (loss) to average net assets[2]	0.33%[8]	0.29%	(0.07)%	0.19%	0.27%	0.16%

Portfolio turnover	10%[6]	25%	19%	29%	18%	53%

Net assets end of period (000’s) omitted	$358,953	$262,798	$198,961	$104,705	$95,884	$65,375

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $0.005 per share.

[4]	Less than $(0.005) per share.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2023, less than 0.01% for the fiscal year ended December 31, 2022 and 0.01% for the fiscal years ended December 31, 2021, 2020, 2019 and 2018.

[8]	Annualized.

[9]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

38

AMG GW&K Global Allocation Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$13.93	$19.50	$19.50	$17.04	$15.45	$17.03

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.07	0.06	(0.04)	0.10	0.25	0.18

Net realized and unrealized gain (loss) on investments	0.78	(3.94)	0.51	2.93	2.35	(0.67)

Total income (loss) from investment operations	0.85	(3.88)	0.47	3.03	2.60	(0.49)

Less Distributions to Shareholders from:

Net investment income	—	(0.02)	(0.00)[3]	(0.09)	(0.27)	(0.16)

Net realized gain on investments	—	(1.67)	(0.47)	(0.48)	(0.74)	(0.93)

Paid in capital	—	—	—	(0.00)[3]	—	—

Total distributions to shareholders	—	(1.69)	(0.47)	(0.57)	(1.01)	(1.09)

Net Asset Value, End of Period	$14.78	$13.93	$19.50	$19.50	$17.04	$15.45

Total Return[2,4]	6.10%[5]	(20.04)%	2.44%	18.92%	16.96%	(2.89)%

Ratio of net expenses to average net assets	1.06%[6]	1.07%[7]	1.06%	1.07%[8]	1.08%[8]	1.08%[8]

Ratio of gross expenses to average net assets[9]	1.38%[6]	1.23%[7]	1.10%	1.19%	1.16%	1.15%

Ratio of net investment income (loss) to average net assets[2]	1.03%[6]	0.38%	(0.21)%	0.60%	1.51%	1.02%

Portfolio turnover	11%[5]	36%	36%	156%	123%	80%

Net assets end of period (000’s) omitted	$23,029	$23,430	$41,939	$51,415	$69,774	$75,271

39

AMG GW&K Global Allocation Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$14.14	$19.75	$19.71	$17.22	$15.60	$17.19

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.09	0.09	(0.01)	0.13	0.28	0.21

Net realized and unrealized gain (loss) on investments	0.78	(4.00)	0.53	2.95	2.38	(0.68)

Total income (loss) from investment operations	0.87	(3.91)	0.52	3.08	2.66	(0.47)

Less Distributions to Shareholders from:

Net investment income	—	(0.03)	(0.01)	(0.11)	(0.30)	(0.19)

Net realized gain on investments	—	(1.67)	(0.47)	(0.48)	(0.74)	(0.93)

Paid in capital	—	—	—	(0.00)[3]	—	—

Total distributions to shareholders	—	(1.70)	(0.48)	(0.59)	(1.04)	(1.12)

Net Asset Value, End of Period	$15.01	$14.14	$19.75	$19.71	$17.22	$15.60

Total Return[2,4]	6.22%[5]	(19.91)%	2.60%	19.08%	17.17%	(2.77)%

Ratio of net expenses to average net assets	0.89%[6]	0.91%[7]	0.91%	0.92%[8]	0.93%[8]	0.92%[8]

Ratio of gross expenses to average net assets[9]	1.21%[6]	1.07%[7]	0.95%	1.04%	1.01%	0.99%

Ratio of net investment income (loss) to average net assets[2]	1.20%[6]	0.54%	(0.06)%	0.75%	1.66%	1.18%

Portfolio turnover	11%[5]	36%	36%	156%	123%	80%

Net assets end of period (000’s) omitted	$13,546	$16,074	$81,515	$97,869	$173,575	$166,554

40

AMG GW&K Global Allocation Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$14.13	$19.76	$19.71	$17.21	$15.60	$17.19

Income (loss) from Investment Operations:

Net investment income[1,2]	0.09	0.10	0.01	0.14	0.30	0.22

Net realized and unrealized gain (loss) on investments	0.79	(3.99)	0.52	2.97	2.37	(0.67)

Total income (loss) from investment operations	0.88	(3.89)	0.53	3.11	2.67	(0.45)

Less Distributions to Shareholders from:

Net investment income	—	(0.07)	(0.01)	(0.13)	(0.32)	(0.21)

Net realized gain on investments	—	(1.67)	(0.47)	(0.48)	(0.74)	(0.93)

Paid in capital	—	—	—	(0.00)[3]	—	—

Total distributions to shareholders	—	(1.74)	(0.48)	(0.61)	(1.06)	(1.14)

Net Asset Value, End of Period	$15.01	$14.13	$19.76	$19.71	$17.21	$15.60

Total Return[2,4]	6.23%[5]	(19.85)%	2.73%	19.28%	17.21%	(2.68)%

Ratio of net expenses to average net assets	0.81%[6]	0.82%[7]	0.81%	0.82%[8]	0.83%[8]	0.83%[8]

Ratio of gross expenses to average net assets[9]	1.13%[6]	0.98%[7]	0.85%	0.94%	0.91%	0.90%

Ratio of net investment income to average net assets[2]	1.28%[6]	0.63%	0.04%	0.85%	1.76%	1.27%

Portfolio turnover	11%[5]	36%	36%	156%	123%	80%

Net assets end of period (000’s) omitted	$1,438	$1,545	$3,118	$3,733	$8,358	$8,429

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]	Includes interest expense totaling 0.01% related to participation in the interfund lending program.

[8]	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2020, 0.01% for the fiscal years ended December 31, 2019 and 2018.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

41

Notes to Financial Statements (unaudited) June 30, 2023

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds II (“Trust II” and, together with AMG Funds, the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Small Cap Core Fund (“Small Cap Core”), AMG GW&K Small Cap Value (“Small Cap Value”) and AMG GW&K Small/Mid Cap Core Fund (“Small/Mid Cap Core”) (formerly, AMG GW&K Small/Mid Cap Fund) and AMG Funds II: AMG GW&K Global Allocation Fund (“Global Allocation”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N shares, Class I shares and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

For the Funds, equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be

42

Notes to Financial Statements (continued)

observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap Core, Small Cap Value and Small/Mid Cap Core had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2023, the impact on the expenses and expense ratios were as follows: Small Cap Core $15,517 or less than 0.01%, Small Cap Value $7,479 or less than 0.01% and Small/Mid Cap Core $4,679 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to equalization utilized for Small/Mid Cap Core and Global Allocation. There were no permanent differences during the year for Small Cap Core or Small Cap Value. Temporary differences are primarily due to qualified late-year capital loss deferrals for Small/Mid Cap Core. In addition, temporary differences for each Fund are wash sale loss deferrals.

At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Small Cap Core	$550,426,470	$169,795,388	$(49,849,578)	$119,945,810

Small Cap Value	224,109,750	45,799,787	(20,329,014)	25,470,773

Small/Mid Cap Core	617,939,877	107,282,775	(36,014,202)	71,268,573

Global Allocation	33,697,120	6,737,929	(1,954,650)	4,783,279

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

43

Notes to Financial Statements (continued)

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2022, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2023, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

Each of AMG Funds’ Amended and Restated Agreement and Declaration of Trust and AMG Funds II’s Amended and Restated Declaration of Trust authorizes for each applicable Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022, the capital stock transactions by class for the Funds were as follows:

	Small Cap Core				Small Cap Value

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	13,966	$390,398	37,881	$1,067,824	80,868	$2,175,532	328,009	$9,251,175

Shares issued in reinvestment of distributions	—	—	2,347	64,594	—	—	103,980	2,676,448

Shares redeemed	(31,083)	(876,739)	(69,611)	(2,001,608)	(476,327)	(12,764,695)	(1,369,396)	(38,000,949)

Net decrease	(17,117)	$(486,341)	(29,383)	$(869,190)	(395,459)	$(10,589,163)	(937,407)	$(26,073,326)

Class I:

Shares sold	1,374,405	$39,709,035	4,099,105	$120,153,569	257,953	$6,932,148	175,101	$4,827,765

Shares issued in reinvestment of distributions	—	—	120,360	3,408,606	—	—	58,116	1,494,168

Shares redeemed	(2,124,929)	(60,849,228)	(4,942,007)	(145,337,666)	(299,167)	(7,946,985)	(820,535)	(22,214,607)

Net decrease	(750,524)	$(21,140,193)	(722,542)	$(21,775,491)	(41,214)	$(1,014,837)	(587,318)	$(15,892,674)

Class Z:

Shares sold	1,571,854	$47,241,782	3,687,440	$109,560,529	43,260	$1,202,422	234,844	$6,285,035

Shares issued in reinvestment of distributions	—	—	67,660	1,917,493	—	—	6,435	164,728

Shares redeemed	(1,009,420)	(29,009,466)	(1,877,449)	(53,901,958)	(168,648)	(4,532,678)	(969,451)	(26,303,099)

Net increase (decrease)	562,434	$18,232,316	1,877,651	$57,576,064	(125,388)	$(3,330,256)	(728,172)	$(19,853,336)

	Small/Mid Cap Core				Global Allocation

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	77,814	$1,186,277	79,691	$1,266,688	66,045	$965,588	185,281	$2,987,760

Shares issued in reinvestment of distributions	—	—	125,984	1,906,132	—	—	168,475	2,382,240

Shares redeemed	(183,324)	(2,821,603)	(495,033)	(7,984,813)	(189,659)	(2,758,461)	(822,318)	(13,591,753)

Net decrease	(105,510)	$(1,635,326)	(289,358)	$(4,811,993)	(123,614)	$(1,792,873)	(468,562)	$(8,221,753)

44

Notes to Financial Statements (continued)

	Small/Mid Cap Core				Global Allocation

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Shares sold	1,757,262	$27,449,185	5,005,682	$81,783,320	24,450	$361,134	101,204	$1,688,772

Shares issued in reinvestment of distributions	—	—	638,185	9,687,652	—	—	111,655	1,601,140

Shares redeemed	(1,452,102)	(22,584,705)	(4,388,574)	(68,857,138)	(258,900)	(3,809,167)	(3,204,309)	(50,332,935)

Net increase (decrease)	305,160	$4,864,480	1,255,293	$22,613,834	(234,450)	$(3,448,033)	(2,991,450)	$(47,043,023)

Class Z:

Shares sold	6,597,435	$105,483,709	8,639,083	$147,447,070	1,284	$18,846	8,240	$131,446

Shares issued in reinvestment of distributions	—	—	666,057	10,124,070	—	—	13,576	194,542

Shares redeemed	(1,630,078)	(25,096,494)	(2,272,861)	(37,145,444)	(14,822)	(217,539)	(70,316)	(1,093,892)

Net increase (decrease)	4,967,357	$80,387,215	7,032,279	$120,425,696	(13,538)	$(198,693)	(48,500)	$(767,904)

At June 30, 2023, certain unaffiliated shareholders of record, individually or collectively held greater than 5% of the net assets of the Funds as follows: Small/Mid Cap Core -one owns 10%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2023, the market value of Repurchase Agreements outstanding for Small Cap Core, Small Cap Value, Small/Mid Cap Core and Global Allocation was $8,741,811, $3,902,798, $17,508,315 and $1,837,761, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into investment advisory agreements under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser(s) for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2023, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Small Cap Core	0.70%

Small Cap Value	0.70%

Small/Mid Cap Core	0.62%

Global Allocation	0.60%

45

Notes to Financial Statements (continued)

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2024, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap Core, Small Cap Value, Small/Mid Cap Core and Global Allocation to the annual rate of 0.90%, 0.90%, 0.82% and 0.81%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended June 30, 2023, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Small Cap Core	$1,949	$9,476

Small Cap Value	44,012	—

Small/Mid Cap Core	6,359	1,036

Global Allocation	63,712	—

At June 30, 2023, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Small Cap Core	Small Cap Value

Less than 1 year	—	$109,155

1-2 years	—	53,215

2-3 years	$6,461	101,247

Total	$6,461	$263,617

Expiration Period	Small/Mid Cap Core	Global Allocation

Less than 1 year	$21,000	$127,078

1-2 years	43,340	80,552

2-3 years	44,069	128,580

Total	$108,409	$336,210

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, except Small Cap Value, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund, except Small Cap Value, may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s, except Small Cap Value’s, average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of each Fund, except Small Cap Value, for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of Small Cap Core and Small Cap Value, and for Small/Mid Cap Core and Global Allocation’s Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2023, were as follows:

46

Notes to Financial Statements (continued)

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Small Cap Core

Class N	0.15%	0.15%

Class I	0.05%	0.05%

Small Cap Value

Class N	0.25%	0.25%

Class I	0.05%	0.05%

Small/Mid Cap Core

Class I	0.05%	0.05%

Global Allocation
Class I	0.10%	0.08%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2023, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended June 30, 2023 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Small Cap Core	$6,812,514	6	$6,389	5.705%

Small/Mid Cap Core	1,814,515	1	271	5.450%

Global Allocation	1,372,065	3	586	5.200%

Small Cap Value did not have any interfund lending activity for the six months ended June 30, 2023.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2023, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Small Cap Core	$76,386,332	$82,643,462

Small Cap Value	20,523,668	34,427,758

Small/Mid Cap Core	139,407,461	59,621,272

Global Allocation	3,292,554	8,717,117

Global Allocation purchases and sales of U.S. Government Obligations for the six months ended June 30, 2023 were $1,005,553 and $1,152,697, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable by a Fund at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2023, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Small Cap Core	$6,531,919	$11,811	$6,604,004	$6,615,815

Small Cap Value	5,812,857	297,798	5,612,087	5,909,885

Small/Mid Cap Core	10,551,544	3,093,315	7,629,685	10,723,000

Global Allocation	1,895,807	1,540,761	429,110	1,969,871

47

Notes to Financial Statements (continued)

The following table summarizes the securities received as collateral for securities lending at June 30, 2023:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Small Cap Core	U.S. Treasury Obligations	0.125%-5.280%	07/15/23-02/15/52

Small Cap Value	U.S. Treasury Obligations	0.125%-5.280%	07/15/23-02/15/52

Small/Mid Cap Core	U.S. Treasury Obligations	0.125%-5.280%	07/15/23-08/15/51

Global Allocation	U.S. Treasury Obligations	0.000%-5.280%	07/15/23-05/15/52

5. FOREIGN SECURITIES

Global Allocation invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. CREDIT AGREEMENT

On April 12, 2023, Trust II, on behalf of Global Allocation, and AMG Funds III (“Trust III”), on behalf of certain of its funds, became party to an amended and restated credit agreement between BNYM and AMG Funds IV (“Trust IV”) dated July 22, 2020 (as amended from time to time, the “Credit Agreement”). The Credit Agreement provides Trust II, Trust III, and Trust IV (collectively, the “Participating Trusts”), on behalf of certain funds in the Participating Trusts, including Global Allocation (collectively, the “Participating Funds”), a revolving line of credit of up to $50 million. The Credit Agreement runs for a 364-day term that can be renewed at the mutual agreement of the Participating Trusts and BNYM. The facility is shared by the Participating Funds and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equal to the greater of the Prime Rate plus 1.25%, or 0.50% plus the Federal Funds Effective Rate plus 1.25%. The interest rate on outstanding Overnight Loans is equal to the greater of the Federal Funds Effective Rate plus 1.25%, or the Adjusted Daily Simple SOFR plus 1.25%. The Adjusted Daily Simple SOFR is the sum of Daily Simple SOFR plus 0.10% plus a floor rate of 0.00%. The Participating Funds pay a commitment fee on the unutilized commitment amount of 0.175% per annum, which is allocated to the Participating Funds based on average daily net assets and included in miscellaneous expense on the Statement of Operations. Interest incurred on loans utilized is included in the Statement of Operations as interest expense. Global Allocation had no loans outstanding as of June 30, 2023, and did not utilize the line of credit during the period April 12, 2023, to June 30, 2023. The Credit Agreement was renewed on July 19, 2023.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2023:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap Core

RBC Dominion Securities, Inc.	$11,811	—	$11,811	$11,811	—

Fixed Income Clearing Corp.	8,730,000	—	8,730,000	8,730,000	—

Total	$8,741,811	—	$8,741,811	$8,741,811	—

48

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap Value

RBC Dominion Securities, Inc.	$297,798	—	$297,798	$297,798	—

Fixed Income Clearing Corp.	3,605,000	—	3,605,000	3,605,000	—

Total	$3,902,798	—	$3,902,798	$3,902,798	—

Small/Mid Cap Core

Bank of America Securities, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—

Citigroup Global Markets, Inc.	1,000,000	—	1,000,000	1,000,000	—

Daiwa Capital Markets America	93,315	—	93,315	93,315	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Fixed Income Clearing Corp.	14,415,000	—	14,415,000	14,415,000	—

Total	$17,508,315	—	$17,508,315	$17,508,315	—

Global Allocation

Bank of America Securities, Inc.	$540,761	—	$540,761	$540,761	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Fixed Income Clearing Corp.	297,000	—	297,000	297,000	—

Total	$1,837,761	—	$1,837,761	$1,837,761	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

49

Annual Renewal of Investment Management and Subadvisory Agreements

AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund, AMG GW&K Small/Mid Cap Core Fund (formerly AMG GW&K Small/Mid Cap Fund), and AMG GW&K Global Allocation Fund: Approval of Investment Management and Subadvisory Agreements on June 21, 2023

At an in-person meeting held on June 21, 2023, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds and AMG Funds II (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund, and AMG GW&K Small/Mid Cap Core Fund (formerly AMG GW&K Small/Mid Cap Fund), and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; and the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds II for AMG GW&K Global Allocation Fund, and separately each of Amendment No. 1 thereto, Amendment No. 2 thereto dated July 1, 2015, and Amendment No. 3 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with the Subadviser for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund, AMG GW&K Small/Mid Cap Core Fund, and AMG GW&K Global Allocation Fund (each, a “Fund,” and collectively, the “Funds”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 21, 2023 and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the

Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio

50

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources, and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Small Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was above, below, above, and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Fund Benchmark and the fact that Class N shares of the Fund ranked in the top quartile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Small Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was below, above, below, and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Fund Benchmark. The Trustees also took into account the fact that the Fund’s subadviser and investment strategy changed effective December 4, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Small/Mid Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2023 and for the period from the Fund’s inception on June 30, 2015 through March 31, 2023 was below, above, above, and below, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2500 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Fund Benchmark and the fact that the Fund ranked in the top decile relative to its Peer Group for the 5-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Global Allocation Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was above, below, below, and above, respectively, the median performance of the Peer Group and above, below, below, and above, respectively, the performance of the Fund Benchmark, a Composite Index (60% MSCI ACWI Index and 40% Bloomberg Global Aggregate Bond Index). The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent outperformance and longer-term underperformance relative to the Peer Group and the

Fund Benchmark. The Trustees also noted that the Fund ranked in the top quintile relative to its Peer Group for the 10-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective April 17, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 21, 2023 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based

51

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment

Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small Cap Value Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small/Mid Cap Core Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.82%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Global Allocation Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were rated in the Average and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.81%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and key competitors, and the Fund’s small size. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 21, 2023, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

52

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Product Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 22, 2023, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

53

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Bruce B. Bingham

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets

Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused

Absolute Value

AMG River Road International

Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap

Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging

Markets Small Cap

AMG TimesSquare Global Small

Cap

AMG TimesSquare International

Small Cap

AMG TimesSquare Mid Cap

Growth

AMG TimesSquare Small Cap

Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	063023 SAR089

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS II

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 7, 2023

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 7, 2023